UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
September 30, 2016

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.6%
Aerospace and Defense — 0.8%
Boeing Co. (The)	7,389	973,427
Raytheon Co.	406	55,269
		1,028,696
Airlines — 0.9%
Delta Air Lines, Inc.	3,629	142,837
Hawaiian Holdings, Inc.(1)	2,485	120,771
JetBlue Airways Corp.(1)	28,037	483,358
United Continental Holdings, Inc.(1)	8,791	461,264
		1,208,230
Auto Components — 0.7%
Goodyear Tire & Rubber Co. (The)	7,643	246,869
Lear Corp.	4,949	599,918
		846,787
Automobiles — 0.4%
Ford Motor Co.	44,784	540,543
Banks — 1.7%
BB&T Corp.	8,011	302,175
Citigroup, Inc.	27,031	1,276,674
JPMorgan Chase & Co.	5,414	360,518
Wells Fargo & Co.	5,859	259,437
		2,198,804
Beverages — 1.1%
Coca-Cola Co. (The)	1,794	75,922
PepsiCo, Inc.	11,970	1,301,977
		1,377,899
Biotechnology — 3.2%
AbbVie, Inc.	15,893	1,002,372
Amgen, Inc.	7,387	1,232,225
Biogen, Inc.(1)	3,023	946,290
Celgene Corp.(1)	914	95,540
Gilead Sciences, Inc.	10,745	850,144
		4,126,571
Building Products — 0.8%
AO Smith Corp.	805	79,526
Masonite International Corp.(1)	491	30,526
Owens Corning	13,098	699,302
USG Corp.(1)	7,779	201,087
		1,010,441
Capital Markets — 1.0%
Eaton Vance Corp.	14,172	553,417
Evercore Partners, Inc., Class A	2,638	135,883
Morgan Stanley	1,065	34,144
Nasdaq, Inc.	3,861	260,772
State Street Corp.	1,516	105,559

TD Ameritrade Holding Corp.	6,039	212,814
		1,302,589
Chemicals — 2.1%
Air Products & Chemicals, Inc.	5,538	832,583
Cabot Corp.	11,891	623,207
Dow Chemical Co. (The)	15,139	784,654
E.I. du Pont de Nemours & Co.	3,312	221,805
PPG Industries, Inc.	2,391	247,134
		2,709,383
Communications Equipment — 1.0%
Cisco Systems, Inc.	41,568	1,318,537
Consumer Finance — 0.7%
American Express Co.	11,801	755,736
Synchrony Financial	4,148	116,144
		871,880
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	3,316	479,062
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	31,926	1,296,515
Verizon Communications, Inc.	6,579	341,976
		1,638,491
Electrical Equipment — 0.3%
Eaton Corp. plc	5,784	380,067
Energy Equipment and Services — 1.2%
Baker Hughes, Inc.	13,386	675,591
Dril-Quip, Inc.(1)	3,404	189,739
FMC Technologies, Inc.(1)	20,047	594,795
Rowan Cos. plc	7,381	111,896
		1,572,021
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	6,519	738,798
Host Hotels & Resorts, Inc.	14,815	230,670
Lamar Advertising Co., Class A	3,526	230,283
Ryman Hospitality Properties, Inc.	2,163	104,170
WP Carey, Inc.	4,380	282,641
		1,586,562
Food and Staples Retailing — 0.9%
Wal-Mart Stores, Inc.	15,204	1,096,512
Food Products — 2.0%
Campbell Soup Co.	5,896	322,511
General Mills, Inc.	7,288	465,557
Hormel Foods Corp.	16,957	643,179
Ingredion, Inc.	2,961	393,991
Tyson Foods, Inc., Class A	9,274	692,490
		2,517,728
Gas Utilities — 0.5%
ONE Gas, Inc.	4,724	292,132
Southwest Gas Corp.	5,144	359,360
		651,492
Health Care Equipment and Supplies — 3.1%
Becton Dickinson and Co.	4,234	760,977
C.R. Bard, Inc.	2,855	640,319
Danaher Corp.	8,119	636,449

Hologic, Inc.(1)	3,735	145,030
Medtronic plc	12,416	1,072,742
ResMed, Inc.	1,178	76,323
St. Jude Medical, Inc.	1,159	92,442
Zimmer Biomet Holdings, Inc.	3,916	509,158
		3,933,440
Health Care Providers and Services — 0.2%
AmerisourceBergen Corp.	3,227	260,677
Health Care Technology — 0.2%
Cerner Corp.(1)	3,426	211,555
Hotels, Restaurants and Leisure — 1.2%
Bloomin' Brands, Inc.	4,039	69,632
Carnival Corp.	14,462	706,035
Darden Restaurants, Inc.	10,074	617,738
McDonald's Corp.	1,676	193,343
		1,586,748
Household Durables — 0.3%
Whirlpool Corp.	2,000	324,320
Household Products — 2.3%
Church & Dwight Co., Inc.	4,051	194,124
Energizer Holdings, Inc.	1,898	94,824
Kimberly-Clark Corp.	5,840	736,658
Procter & Gamble Co. (The)	18,543	1,664,234
Spectrum Brands Holdings, Inc.	1,611	221,818
		2,911,658
Industrial Conglomerates — 1.6%
3M Co.	5,481	965,916
Carlisle Cos., Inc.	5,677	582,290
General Electric Co.	17,877	529,517
		2,077,723
Insurance — 1.7%
Aflac, Inc.	9,423	677,231
AmTrust Financial Services, Inc.	2,809	75,366
Aon plc	321	36,109
Aspen Insurance Holdings Ltd.	611	28,467
Everest Re Group Ltd.	560	106,383
Hanover Insurance Group, Inc. (The)	3,153	237,799
Primerica, Inc.	3,469	183,961
Principal Financial Group, Inc.	4,238	218,299
Reinsurance Group of America, Inc.	2,718	293,381
RenaissanceRe Holdings Ltd.	429	51,549
Unum Group	1,787	63,099
Validus Holdings Ltd.	4,865	242,374
		2,214,018
Internet and Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	2,290	1,917,440
Internet Software and Services — 3.4%
Alphabet, Inc., Class A(1)	3,126	2,513,492
Facebook, Inc., Class A(1)	13,867	1,778,720
		4,292,212
IT Services — 0.9%
International Business Machines Corp.	7,269	1,154,681

Leisure Products — 0.4%
Brunswick Corp.	3,329	162,389
Hasbro, Inc.	4,786	379,673
		542,062
Life Sciences Tools and Services — 0.7%
Thermo Fisher Scientific, Inc.	5,351	851,130
Machinery — 2.1%
Fortive Corp.	1,696	86,326
Ingersoll-Rand plc	9,922	674,101
PACCAR, Inc.	4,666	274,268
Snap-on, Inc.	2,597	394,640
Stanley Black & Decker, Inc.	5,430	667,781
Timken Co. (The)	2,756	96,846
Toro Co. (The)	9,402	440,390
		2,634,352
Media — 0.3%
Time Warner, Inc.	5,490	437,059
Metals and Mining — 1.1%
Barrick Gold Corp.	31,325	555,079
Newmont Mining Corp.	2,083	81,841
Nucor Corp.	12,463	616,295
Reliance Steel & Aluminum Co.	2,379	171,360
		1,424,575
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	2,766	81,459
Multiline Retail — 0.6%
Target Corp.	11,410	783,639
Oil, Gas and Consumable Fuels — 2.4%
Apache Corp.	2,090	133,488
Chevron Corp.	7,415	763,152
Exxon Mobil Corp.	16,242	1,417,602
Kinder Morgan, Inc.	16,645	384,999
World Fuel Services Corp.	7,904	365,639
		3,064,880
Personal Products†
Nu Skin Enterprises, Inc., Class A	891	57,719
Pharmaceuticals — 2.8%
Johnson & Johnson	6,450	761,939
Merck & Co., Inc.	20,903	1,304,556
Mylan NV(1)	14,158	539,703
Pfizer, Inc.	29,089	985,244
		3,591,442
Professional Services†
FTI Consulting, Inc.(1)	1,222	54,452
Real Estate Management and Development — 0.1%
Realogy Holdings Corp.	5,532	143,057
Semiconductors and Semiconductor Equipment — 2.9%
Applied Materials, Inc.	27,698	835,095
Broadcom Ltd.	254	43,820
Intel Corp.	39,223	1,480,668
NVIDIA Corp.	1,620	111,002
QUALCOMM, Inc.	17,291	1,184,434
		3,655,019

Software — 4.1%
Adobe Systems, Inc.(1)	8,568	929,971
Electronic Arts, Inc.(1)	622	53,119
Microsoft Corp.	42,794	2,464,934
Oracle Corp.	26,159	1,027,526
Synopsys, Inc.(1)	2,207	130,985
VMware, Inc., Class A(1)	8,892	652,228
		5,258,763
Specialty Retail — 0.6%
Best Buy Co., Inc.	18,448	704,345
Technology Hardware, Storage and Peripherals — 1.9%
Apple, Inc.	16,365	1,850,063
HP, Inc.	39,358	611,230
		2,461,293
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.(1)	21,542	573,233
Tobacco — 0.2%
Altria Group, Inc.	2,761	174,578
Philip Morris International, Inc.	777	75,540
		250,118
Trading Companies and Distributors — 0.2%
HD Supply Holdings, Inc.(1)	6,750	215,865
TOTAL COMMON STOCKS (Cost $63,745,741)		76,131,229
U.S. TREASURY SECURITIES — 12.8%
U.S. Treasury Bonds, 4.375%, 11/15/39	310,000	433,383
U.S. Treasury Bonds, 3.125%, 11/15/41	50,000	58,369
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	709,871
U.S. Treasury Bonds, 2.875%, 5/15/43	450,000	502,620
U.S. Treasury Bonds, 3.125%, 8/15/44	270,000	316,174
U.S. Treasury Bonds, 3.00%, 11/15/44	180,000	205,938
U.S. Treasury Bonds, 2.50%, 2/15/45	680,000	705,102
U.S. Treasury Notes, 0.75%, 10/31/17	550,000	550,398
U.S. Treasury Notes, 1.00%, 2/15/18	470,000	471,818
U.S. Treasury Notes, 1.00%, 3/15/18	1,950,000	1,958,036
U.S. Treasury Notes, 2.625%, 4/30/18	85,000	87,518
U.S. Treasury Notes, 1.375%, 7/31/18	1,200,000	1,213,242
U.S. Treasury Notes, 1.375%, 9/30/18	1,100,000	1,112,590
U.S. Treasury Notes, 1.25%, 11/15/18	950,000	958,776
U.S. Treasury Notes, 1.625%, 7/31/19	250,000	255,215
U.S. Treasury Notes, 1.50%, 10/31/19(2)	1,850,000	1,882,556
U.S. Treasury Notes, 1.50%, 11/30/19	450,000	457,884
U.S. Treasury Notes, 1.25%, 1/31/20	200,000	201,859
U.S. Treasury Notes, 1.375%, 2/29/20	150,000	151,969
U.S. Treasury Notes, 1.375%, 3/31/20	200,000	202,648
U.S. Treasury Notes, 1.375%, 4/30/20	200,000	202,641
U.S. Treasury Notes, 1.75%, 12/31/20	350,000	359,406
U.S. Treasury Notes, 2.00%, 10/31/21	450,000	467,657
U.S. Treasury Notes, 1.50%, 2/28/23	400,000	403,297
U.S. Treasury Notes, 1.375%, 6/30/23	1,840,000	1,837,448
U.S. Treasury Notes, 1.25%, 7/31/23	640,000	633,537
TOTAL U.S. TREASURY SECURITIES (Cost $15,898,694)		16,339,952

CORPORATE BONDS — 12.2%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22		30,000	30,519
Lockheed Martin Corp., 4.25%, 11/15/19		30,000	32,603
Lockheed Martin Corp., 3.80%, 3/1/45		20,000	20,528
United Technologies Corp., 6.05%, 6/1/36		20,000	26,815
United Technologies Corp., 5.70%, 4/15/40		20,000	26,502
			136,967
Automobiles — 0.3%
American Honda Finance Corp., 1.50%, 9/11/17(3)		10,000	10,034
American Honda Finance Corp., 2.125%, 10/10/18		20,000	20,363
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		50,000	57,078
General Motors Co., 5.00%, 4/1/35		30,000	31,201
General Motors Financial Co., Inc., 3.25%, 5/15/18		60,000	61,083
General Motors Financial Co., Inc., 3.10%, 1/15/19		10,000	10,198
General Motors Financial Co., Inc., 3.20%, 7/6/21		20,000	20,269
General Motors Financial Co., Inc., 5.25%, 3/1/26		125,000	137,141
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(3)		30,000	31,087
			378,454
Banks — 1.8%
Bank of America Corp., 5.75%, 12/1/17		50,000	52,401
Bank of America Corp., 5.70%, 1/24/22		40,000	46,582
Bank of America Corp., 4.10%, 7/24/23		30,000	32,540
Bank of America Corp., MTN, 4.00%, 4/1/24		70,000	75,594
Bank of America Corp., MTN, 4.20%, 8/26/24		30,000	31,777
Bank of America Corp., MTN, 4.00%, 1/22/25		30,000	31,163
Bank of America Corp., MTN, 5.00%, 1/21/44		20,000	23,696
Bank of America N.A., 5.30%, 3/15/17		240,000	244,223
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	100,000	109,181
Branch Banking & Trust Co., 3.625%, 9/16/25		$17,000	18,265
Branch Banking & Trust Co., 3.80%, 10/30/26		20,000	21,767
Capital One Financial Corp., 4.20%, 10/29/25		150,000	156,878
Citigroup, Inc., 1.75%, 5/1/18		90,000	90,162
Citigroup, Inc., 4.50%, 1/14/22		90,000	99,525
Citigroup, Inc., 4.05%, 7/30/22		20,000	21,284
Citigroup, Inc., 4.45%, 9/29/27		130,000	136,430
Cooperatieve Rabobank UA, 3.875%, 2/8/22		80,000	87,349
Cooperatieve Rabobank UA, MTN, 4.125%, 9/14/22	EUR	100,000	130,821
Fifth Third Bancorp, 4.30%, 1/16/24		$20,000	21,601
Huntington Bancshares, Inc., 2.30%, 1/14/22		40,000	39,905
JPMorgan Chase & Co., 2.55%, 3/1/21		60,000	61,142
JPMorgan Chase & Co., 4.625%, 5/10/21		60,000	66,492
JPMorgan Chase & Co., 3.25%, 9/23/22		40,000	41,993
JPMorgan Chase & Co., 3.875%, 9/10/24		70,000	73,859
JPMorgan Chase & Co., 3.125%, 1/23/25		70,000	71,662
JPMorgan Chase & Co., 4.95%, 6/1/45		10,000	11,256
KeyCorp, MTN, 2.30%, 12/13/18		40,000	40,648
KFW, 2.00%, 10/4/22		50,000	51,395
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		20,000	21,221
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	100,000	110,508
U.S. Bancorp, MTN, 3.00%, 3/15/22		$20,000	21,206
U.S. Bancorp, MTN, 3.60%, 9/11/24		50,000	53,671
Wells Fargo & Co., 4.125%, 8/15/23		50,000	53,580

Wells Fargo & Co., 3.00%, 4/22/26		50,000	50,565
Wells Fargo & Co., MTN, 2.60%, 7/22/20		40,000	40,836
Wells Fargo & Co., MTN, 4.10%, 6/3/26		30,000	31,886
Wells Fargo & Co., MTN, 4.65%, 11/4/44		25,000	26,427
Wells Fargo & Co., MTN, 4.40%, 6/14/46		10,000	10,232
			2,309,723
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		80,000	84,444
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		30,000	32,189
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		60,000	72,260
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		40,000	45,526
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		50,000	51,060
Molson Coors Brewing Co., 3.00%, 7/15/26		20,000	20,193
			305,672
Biotechnology — 0.4%
AbbVie, Inc., 1.75%, 11/6/17		60,000	60,188
AbbVie, Inc., 2.90%, 11/6/22		40,000	41,085
AbbVie, Inc., 3.60%, 5/14/25		30,000	31,432
AbbVie, Inc., 4.40%, 11/6/42		30,000	31,415
AbbVie, Inc., 4.45%, 5/14/46		10,000	10,514
Amgen, Inc., 1.85%, 8/19/21		50,000	49,766
Amgen, Inc., 4.66%, 6/15/51(3)		46,000	49,546
Biogen, Inc., 3.625%, 9/15/22		50,000	53,631
Celgene Corp., 3.25%, 8/15/22		30,000	31,532
Celgene Corp., 3.625%, 5/15/24		10,000	10,547
Celgene Corp., 3.875%, 8/15/25		50,000	53,642
Gilead Sciences, Inc., 4.40%, 12/1/21		50,000	55,897
Gilead Sciences, Inc., 3.65%, 3/1/26		40,000	43,129
			522,324
Building Products†
Masco Corp., 4.45%, 4/1/25		20,000	21,350
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	100,000	145,065
Ameriprise Financial, Inc., 4.00%, 10/15/23		$20,000	21,949
			167,014
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22		30,000	31,312
Dow Chemical Co. (The), 4.25%, 11/15/20		13,000	14,128
Eastman Chemical Co., 3.60%, 8/15/22		30,000	31,876
Ecolab, Inc., 4.35%, 12/8/21		30,000	33,723
LyondellBasell Industries NV, 4.625%, 2/26/55		20,000	19,956
Mosaic Co. (The), 5.625%, 11/15/43		20,000	21,598
			152,593
Commercial Services and Supplies — 0.1%
Covanta Holding Corp., 5.875%, 3/1/24		30,000	30,225
Pitney Bowes, Inc., 4.625%, 3/15/24		20,000	20,803
Republic Services, Inc., 3.55%, 6/1/22		50,000	53,798
Waste Management, Inc., 4.10%, 3/1/45		70,000	77,238
			182,064
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39		20,000	26,905
Construction Materials†
Owens Corning, 4.20%, 12/15/22		30,000	32,276

Consumer Finance — 0.3%
American Express Co., 1.55%, 5/22/18		20,000	20,045
American Express Credit Corp., 2.60%, 9/14/20		65,000	66,932
CIT Group, Inc., 4.25%, 8/15/17		80,000	81,600
CIT Group, Inc., 5.00%, 8/15/22		20,000	21,300
Equifax, Inc., 3.30%, 12/15/22		30,000	31,573
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		40,000	43,300
PNC Bank N.A., 6.00%, 12/7/17		80,000	84,177
Synchrony Financial, 2.60%, 1/15/19		20,000	20,245
Synchrony Financial, 3.00%, 8/15/19		10,000	10,244
			379,416
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23		30,000	30,338
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		40,000	41,850
WestRock RKT Co., 3.50%, 3/1/20		20,000	20,902
WestRock RKT Co., 4.00%, 3/1/23		40,000	42,316
			135,406
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		20,000	20,270
George Washington University (The), 3.55%, 9/15/46		15,000	14,812
			35,082
Diversified Financial Services — 1.0%
Ally Financial, Inc., 2.75%, 1/30/17		50,000	50,134
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	100,000	116,355
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$200,000	205,552
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		40,000	40,420
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		180,000	184,213
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		30,000	34,866
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		50,000	53,803
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		40,000	41,462
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		20,000	21,100
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		40,000	51,187
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		10,000	10,974
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		10,000	11,319
Morgan Stanley, 5.00%, 11/24/25		140,000	156,578
Morgan Stanley, MTN, 6.625%, 4/1/18		90,000	96,465
Morgan Stanley, MTN, 5.625%, 9/23/19		80,000	88,651
Morgan Stanley, MTN, 2.50%, 4/21/21		80,000	80,868
Morgan Stanley, MTN, 3.70%, 10/23/24		10,000	10,568
Morgan Stanley, MTN, 3.125%, 7/27/26		10,000	10,121
S&P Global, Inc., 3.30%, 8/14/20		10,000	10,507
			1,275,143
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 5.00%, 3/1/21		40,000	44,834
AT&T, Inc., 3.60%, 2/17/23		30,000	31,676
AT&T, Inc., 4.45%, 4/1/24		20,000	22,028
AT&T, Inc., 3.40%, 5/15/25		100,000	102,985
AT&T, Inc., 6.55%, 2/15/39		42,000	53,768
AT&T, Inc., 4.30%, 12/15/42		40,000	39,703
British Telecommunications plc, 5.95%, 1/15/18		40,000	42,329
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		30,000	32,550
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)		20,000	20,078
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		30,000	32,947

Frontier Communications Corp., 8.50%, 4/15/20	20,000	21,700
Frontier Communications Corp., 11.00%, 9/15/25	10,000	10,462
Orange SA, 4.125%, 9/14/21	40,000	44,362
Verizon Communications, Inc., 2.45%, 11/1/22	40,000	40,683
Verizon Communications, Inc., 5.15%, 9/15/23	60,000	69,936
Verizon Communications, Inc., 2.625%, 8/15/26	20,000	19,666
Verizon Communications, Inc., 5.05%, 3/15/34	130,000	146,815
Verizon Communications, Inc., 4.86%, 8/21/46	37,000	41,720
Verizon Communications, Inc., 5.01%, 8/21/54	21,000	23,357
		841,599
Electronic Equipment, Instruments and Components†
Avnet, Inc., 4.625%, 4/15/26	10,000	10,378
Energy Equipment and Services†
Ensco plc, 5.20%, 3/15/25	10,000	7,339
Halliburton Co., 3.80%, 11/15/25	30,000	31,092
		38,431
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 5.05%, 9/1/20	20,000	22,132
American Tower Corp., 3.375%, 10/15/26	30,000	30,490
AvalonBay Communities, Inc., MTN, 2.90%, 10/15/26(4)	20,000	19,962
Boston Properties LP, 3.65%, 2/1/26	10,000	10,603
Crown Castle International Corp., 5.25%, 1/15/23	30,000	34,083
Crown Castle International Corp., 4.45%, 2/15/26	10,000	11,010
DDR Corp., 4.75%, 4/15/18	50,000	51,927
DDR Corp., 3.625%, 2/1/25	20,000	20,267
Essex Portfolio LP, 3.625%, 8/15/22	30,000	31,548
Essex Portfolio LP, 3.25%, 5/1/23	10,000	10,270
Hospitality Properties Trust, 4.65%, 3/15/24	70,000	72,071
Host Hotels & Resorts LP, 3.75%, 10/15/23	20,000	20,295
Kilroy Realty LP, 3.80%, 1/15/23	30,000	31,223
Kimco Realty Corp., 2.80%, 10/1/26	40,000	39,769
Ventas Realty LP, 4.125%, 1/15/26	20,000	21,564
Welltower, Inc., 3.75%, 3/15/23	20,000	21,041
		448,255
Food and Staples Retailing — 0.3%
CVS Health Corp., 3.50%, 7/20/22	40,000	42,874
CVS Health Corp., 2.75%, 12/1/22	35,000	36,096
CVS Health Corp., 5.125%, 7/20/45	20,000	24,483
Dollar General Corp., 3.25%, 4/15/23	40,000	41,368
Koninklijke Ahold Delhaize NV, 5.70%, 10/1/40	10,000	12,173
Kroger Co. (The), 3.30%, 1/15/21	50,000	52,870
Kroger Co. (The), 3.875%, 10/15/46(4)	20,000	20,269
Sysco Corp., 3.30%, 7/15/26	10,000	10,394
Target Corp., 2.50%, 4/15/26	30,000	30,672
Wal-Mart Stores, Inc., 4.30%, 4/22/44	80,000	94,459
		365,658
Food Products — 0.1%
Kraft Heinz Foods Co., 3.95%, 7/15/25	30,000	32,536
Kraft Heinz Foods Co., 5.00%, 6/4/42	20,000	23,121
Kraft Heinz Foods Co., 5.20%, 7/15/45	20,000	23,805
Kraft Heinz Foods Co., 4.375%, 6/1/46	20,000	21,304
Tyson Foods, Inc., 4.50%, 6/15/22	30,000	33,353
		134,119

Gas Utilities — 0.6%
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	31,838
Enbridge, Inc., 4.00%, 10/1/23	20,000	20,634
Enbridge, Inc., 4.50%, 6/10/44	20,000	18,636
Energy Transfer Equity LP, 7.50%, 10/15/20	30,000	33,075
Energy Transfer Partners LP, 4.15%, 10/1/20	40,000	41,876
Energy Transfer Partners LP, 3.60%, 2/1/23	30,000	29,579
Energy Transfer Partners LP, 4.90%, 3/15/35	10,000	9,275
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	20,967
Enterprise Products Operating LLC, 4.85%, 3/15/44	80,000	83,653
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	20,000	21,135
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	30,000	33,709
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	20,000	21,599
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	50,000	54,101
Kinder Morgan, Inc., 4.30%, 6/1/25	10,000	10,417
Kinder Morgan, Inc., 5.55%, 6/1/45	10,000	10,319
Magellan Midstream Partners LP, 6.55%, 7/15/19	20,000	22,415
MPLX LP, 4.875%, 12/1/24	20,000	20,731
MPLX LP, 4.875%, 6/1/25	20,000	20,712
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	40,000	40,600
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	40,056
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	10,000	10,224
Williams Cos., Inc. (The), 3.70%, 1/15/23	20,000	19,500
Williams Cos., Inc. (The), 5.75%, 6/24/44	10,000	10,350
Williams Partners LP, 4.125%, 11/15/20	30,000	31,210
Williams Partners LP, 5.40%, 3/4/44	40,000	40,087
		696,698
Health Care Equipment and Supplies — 0.2%
Becton Dickinson and Co., 3.73%, 12/15/24	70,000	76,088
Medtronic, Inc., 2.50%, 3/15/20	20,000	20,694
Medtronic, Inc., 3.50%, 3/15/25	50,000	53,933
Medtronic, Inc., 4.375%, 3/15/35	40,000	45,507
St. Jude Medical, Inc., 2.00%, 9/15/18	10,000	10,110
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	26,620
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	9,000	9,444
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	20,000	23,977
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	20,000	20,449
		286,822
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	30,000	30,804
Aetna, Inc., 4.375%, 6/15/46	20,000	21,085
Ascension Health, 3.95%, 11/15/46	10,000	10,974
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	9,000	9,091
Express Scripts Holding Co., 3.40%, 3/1/27	50,000	50,425
HCA, Inc., 3.75%, 3/15/19	60,000	62,025
Mylan NV, 3.95%, 6/15/26(3)	20,000	20,201
NYU Hospitals Center, 4.43%, 7/1/42	20,000	21,514
UnitedHealth Group, Inc., 2.875%, 12/15/21	30,000	31,639
UnitedHealth Group, Inc., 2.875%, 3/15/22	40,000	41,941
UnitedHealth Group, Inc., 3.75%, 7/15/25	20,000	22,001
Universal Health Services, Inc., 4.75%, 8/1/22(3)	20,000	20,700
		342,400

Hotels, Restaurants and Leisure — 0.1%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(3)		15,000	15,375
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		30,000	32,775
Wyndham Worldwide Corp., 2.95%, 3/1/17		10,000	10,046
			58,196
Household Durables — 0.2%
D.R. Horton, Inc., 3.625%, 2/15/18		40,000	41,050
Lennar Corp., 4.75%, 12/15/17		30,000	30,900
Lennar Corp., 4.75%, 4/1/21		30,000	32,100
Lennar Corp., 4.75%, 5/30/25		10,000	10,250
M.D.C. Holdings, Inc., 5.50%, 1/15/24		20,000	21,000
Newell Brands, Inc., 4.20%, 4/1/26		20,000	21,820
Newell Brands, Inc., 5.50%, 4/1/46		30,000	36,568
Toll Brothers Finance Corp., 6.75%, 11/1/19		30,000	33,900
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		10,000	10,338
			237,926
Industrial Conglomerates — 0.2%
General Electric Co., 2.70%, 10/9/22		70,000	72,875
General Electric Co., 4.125%, 10/9/42		30,000	32,996
General Electric Co., MTN, 2.30%, 4/27/17		60,000	60,418
General Electric Co., MTN, 4.65%, 10/17/21		20,000	22,804
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		30,000	31,873
			220,966
Insurance — 0.6%
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	100,000	130,797
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$20,000	21,513
American International Group, Inc., 4.125%, 2/15/24		80,000	86,382
American International Group, Inc., 4.50%, 7/16/44		20,000	20,503
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		30,000	33,215
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		20,000	21,267
Berkshire Hathaway, Inc., 4.50%, 2/11/43		50,000	58,270
Chubb INA Holdings, Inc., 3.15%, 3/15/25		40,000	42,341
Chubb INA Holdings, Inc., 3.35%, 5/3/26		20,000	21,454
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		10,000	11,992
International Lease Finance Corp., 6.25%, 5/15/19		20,000	21,725
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)		20,000	22,346
Liberty Mutual Group, Inc., 4.85%, 8/1/44(3)		30,000	31,446
Lincoln National Corp., 6.25%, 2/15/20		10,000	11,263
Markel Corp., 4.90%, 7/1/22		40,000	44,379
Markel Corp., 3.625%, 3/30/23		10,000	10,361
MetLife, Inc., 4.125%, 8/13/42		20,000	19,999
MetLife, Inc., 4.875%, 11/13/43		20,000	22,262
Principal Financial Group, Inc., 3.30%, 9/15/22		10,000	10,418
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		10,000	11,236
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		40,000	47,283
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(3)		20,000	21,132
Travelers Cos., Inc. (The), 4.60%, 8/1/43		20,000	23,981
Travelers Cos., Inc. (The), 4.30%, 8/25/45		10,000	11,571
Voya Financial, Inc., 5.70%, 7/15/43		20,000	22,526
WR Berkley Corp., 4.625%, 3/15/22		20,000	21,968
WR Berkley Corp., 4.75%, 8/1/44		10,000	10,649
			812,279

Internet Software and Services†
Netflix, Inc., 5.375%, 2/1/21	40,000	43,700
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	20,000	21,022
Fidelity National Information Services, Inc., 3.00%, 8/15/26	55,000	54,544
Xerox Corp., 2.95%, 3/15/17	10,000	10,060
		85,626
Machinery†
Oshkosh Corp., 5.375%, 3/1/22	50,000	52,875
Media — 0.8%
21st Century Fox America, Inc., 3.70%, 10/15/25	20,000	21,716
21st Century Fox America, Inc., 6.90%, 8/15/39	20,000	26,997
21st Century Fox America, Inc., 4.75%, 9/15/44	10,000	11,022
CBS Corp., 3.50%, 1/15/25	20,000	20,615
CBS Corp., 4.85%, 7/1/42	10,000	10,513
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25(3)	135,000	149,300
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45(3)	10,000	12,163
Comcast Corp., 6.40%, 5/15/38	70,000	97,781
Discovery Communications LLC, 5.625%, 8/15/19	25,000	27,414
Discovery Communications LLC, 3.25%, 4/1/23	30,000	30,433
Discovery Communications LLC, 4.90%, 3/11/26	20,000	21,783
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	21,400
Lamar Media Corp., 5.375%, 1/15/24	30,000	31,725
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	66,807
NBCUniversal Media LLC, 2.875%, 1/15/23	20,000	20,853
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	30,000	31,087
Omnicom Group, Inc., 3.60%, 4/15/26	40,000	42,385
TEGNA, Inc., 5.125%, 7/15/20	57,000	58,924
Time Warner Cable LLC, 6.75%, 7/1/18	20,000	21,740
Time Warner Cable LLC, 5.50%, 9/1/41	10,000	10,733
Time Warner Cable LLC, 4.50%, 9/15/42	10,000	9,600
Time Warner, Inc., 4.70%, 1/15/21	30,000	33,397
Time Warner, Inc., 3.60%, 7/15/25	30,000	31,988
Time Warner, Inc., 7.70%, 5/1/32	40,000	57,110
Time Warner, Inc., 5.35%, 12/15/43	20,000	23,945
Viacom, Inc., 3.125%, 6/15/22	30,000	30,188
Viacom, Inc., 4.25%, 9/1/23	30,000	32,005
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	20,000	22,683
		976,307
Metals and Mining — 0.1%
Barrick North America Finance LLC, 4.40%, 5/30/21	14,000	15,353
Barrick North America Finance LLC, 5.75%, 5/1/43	10,000	11,796
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)	20,000	21,176
Southern Copper Corp., 5.25%, 11/8/42	20,000	19,050
Steel Dynamics, Inc., 6.125%, 8/15/19	30,000	30,939
Vale Overseas Ltd., 5.625%, 9/15/19	25,000	26,469
		124,783
Multi-Utilities — 0.7%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	30,000	31,875
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	30,000	32,264
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	10,219
CMS Energy Corp., 8.75%, 6/15/19	40,000	47,342
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	20,000	21,213

Constellation Energy Group, Inc., 5.15%, 12/1/20	32,000	35,616
Dominion Resources, Inc., 2.75%, 9/15/22	70,000	71,761
Dominion Resources, Inc., 4.90%, 8/1/41	10,000	11,244
Duke Energy Corp., 3.55%, 9/15/21	20,000	21,418
Duke Energy Corp., 2.65%, 9/1/26	20,000	19,689
Duke Energy Florida LLC, 6.35%, 9/15/37	20,000	28,210
Duke Energy Florida LLC, 3.85%, 11/15/42	20,000	20,973
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	22,001
Edison International, 3.75%, 9/15/17	40,000	40,887
Exelon Corp., 4.45%, 4/15/46	20,000	21,630
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	21,492
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	10,500
FirstEnergy Corp., 2.75%, 3/15/18	20,000	20,239
FirstEnergy Corp., 4.25%, 3/15/23	30,000	31,869
Florida Power & Light Co., 4.125%, 2/1/42	20,000	22,554
Georgia Power Co., 4.30%, 3/15/42	10,000	10,945
IPALCO Enterprises, Inc., 5.00%, 5/1/18	40,000	41,900
MidAmerican Energy Co., 4.40%, 10/15/44	20,000	23,427
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	40,000	39,813
NiSource Finance Corp., 5.65%, 2/1/45	20,000	25,487
Potomac Electric Power Co., 3.60%, 3/15/24	20,000	21,735
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,976
Sempra Energy, 2.875%, 10/1/22	40,000	41,410
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	10,000	10,179
Southern Power Co., 5.15%, 9/15/41	10,000	10,897
Virginia Electric & Power Co., 3.45%, 2/15/24	30,000	32,548
Virginia Electric & Power Co., 4.45%, 2/15/44	10,000	11,521
Xcel Energy, Inc., 4.80%, 9/15/41	10,000	11,731
		845,565
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	30,000	29,376
Oil, Gas and Consumable Fuels — 0.8%
Anadarko Petroleum Corp., 5.55%, 3/15/26	20,000	22,763
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	23,478
Apache Corp., 4.75%, 4/15/43	20,000	20,643
BP Capital Markets plc, 4.50%, 10/1/20	30,000	33,002
BP Capital Markets plc, 2.75%, 5/10/23	20,000	20,382
BP Capital Markets plc, 3.02%, 1/16/27	30,000	30,487
Chevron Corp., 2.10%, 5/16/21	40,000	40,691
Cimarex Energy Co., 4.375%, 6/1/24	30,000	31,398
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	32,513
Concho Resources, Inc., 6.50%, 1/15/22	10,000	10,400
Concho Resources, Inc., 5.50%, 4/1/23	10,000	10,362
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	12,754
Continental Resources, Inc., 5.00%, 9/15/22	20,000	20,000
Ecopetrol SA, 4.125%, 1/16/25	10,000	9,734
EOG Resources, Inc., 5.625%, 6/1/19	30,000	32,876
EOG Resources, Inc., 4.10%, 2/1/21	20,000	21,572
Exxon Mobil Corp., 2.71%, 3/6/25	40,000	41,171
Exxon Mobil Corp., 3.04%, 3/1/26	30,000	31,448
Hess Corp., 6.00%, 1/15/40	30,000	30,813
Marathon Oil Corp., 3.85%, 6/1/25	20,000	19,038
Newfield Exploration Co., 5.75%, 1/30/22	20,000	20,750

Noble Energy, Inc., 4.15%, 12/15/21	50,000	53,229
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	43,300
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	71,400
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,450
Petroleos Mexicanos, 6.625%, 6/15/35	10,000	10,228
Phillips 66, 4.30%, 4/1/22	50,000	55,034
Shell International Finance BV, 2.375%, 8/21/22	20,000	20,349
Shell International Finance BV, 3.25%, 5/11/25	20,000	21,106
Shell International Finance BV, 3.625%, 8/21/42	15,000	14,576
Statoil ASA, 2.45%, 1/17/23	40,000	40,831
Statoil ASA, 3.95%, 5/15/43	20,000	20,725
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	30,000	31,219
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	20,716
Total Capital SA, 2.125%, 8/10/18	20,000	20,331
		948,769
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(3)	40,000	40,904
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	60,000	67,916
International Paper Co., 6.00%, 11/15/41	10,000	11,891
International Paper Co., 4.40%, 8/15/47	30,000	30,145
		150,856
Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.85%, 6/15/24	34,000	36,216
Actavis Funding SCS, 4.55%, 3/15/35	20,000	21,351
Actavis, Inc., 1.875%, 10/1/17	40,000	40,147
Actavis, Inc., 3.25%, 10/1/22	30,000	31,139
Actavis, Inc., 4.625%, 10/1/42	10,000	10,718
Forest Laboratories LLC, 4.875%, 2/15/21(3)	60,000	66,698
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	35,000	36,862
Merck & Co., Inc., 2.40%, 9/15/22	70,000	72,085
Merck & Co., Inc., 3.70%, 2/10/45	10,000	10,642
Roche Holdings, Inc., 3.35%, 9/30/24(3)	20,000	21,572
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	60,000	60,235
		407,665
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	42,003
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	50,000	57,014
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	10,000	11,071
CSX Corp., 4.25%, 6/1/21	20,000	22,072
CSX Corp., 3.40%, 8/1/24	30,000	32,229
Norfolk Southern Corp., 5.75%, 4/1/18	10,000	10,661
Norfolk Southern Corp., 3.25%, 12/1/21	40,000	42,536
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(3)	10,000	10,198
Union Pacific Corp., 4.00%, 2/1/21	20,000	21,886
Union Pacific Corp., 4.75%, 9/15/41	10,000	11,941
Union Pacific Corp., 3.35%, 8/15/46	10,000	9,855
		271,466
Semiconductors and Semiconductor Equipment†
Lam Research Corp., 3.90%, 6/15/26	30,000	31,318
Software — 0.3%
Activision Blizzard, Inc., 2.30%, 9/15/21(3)	30,000	30,111
Activision Blizzard, Inc., 5.625%, 9/15/21(3)	40,000	41,736
Intuit, Inc., 5.75%, 3/15/17	75,000	76,533

Microsoft Corp., 2.70%, 2/12/25	30,000	31,109
Microsoft Corp., 3.125%, 11/3/25	20,000	21,313
Microsoft Corp., 3.45%, 8/8/36	30,000	30,668
Oracle Corp., 2.50%, 10/15/22	25,000	25,681
Oracle Corp., 3.625%, 7/15/23	30,000	32,618
Oracle Corp., 2.65%, 7/15/26	30,000	30,013
Oracle Corp., 4.00%, 7/15/46	20,000	20,776
		340,558
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.625%, 6/1/22	30,000	31,180
Home Depot, Inc. (The), 3.35%, 9/15/25	20,000	21,714
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	55,252
United Rentals North America, Inc., 4.625%, 7/15/23	20,000	20,575
		128,721
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 1.00%, 5/3/18	30,000	29,962
Apple, Inc., 2.85%, 5/6/21	30,000	31,638
Apple, Inc., 2.50%, 2/9/25	70,000	70,975
Apple, Inc., 4.65%, 2/23/46	20,000	23,197
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(3)	70,000	76,925
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(3)	60,000	63,015
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(3)	20,000	21,396
Seagate HDD Cayman, 4.75%, 6/1/23	40,000	39,625
		356,733
Textiles, Apparel and Luxury Goods†
PVH Corp., 4.50%, 12/15/22	30,000	31,425
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	40,000	41,825
Philip Morris International, Inc., 4.125%, 5/17/21	40,000	44,366
Reynolds American, Inc., 4.45%, 6/12/25	20,000	22,367
		108,558
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 6.00%, 12/1/16	30,000	30,188
Sprint Communications, Inc., 9.00%, 11/15/18(3)	40,000	44,250
T-Mobile USA, Inc., 6.46%, 4/28/19	40,000	40,800
		115,238
TOTAL CORPORATE BONDS (Cost $14,848,155)		15,603,655
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 9.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.2%
FHLMC, VRN, 1.78%, 10/15/16	22,337	22,935
FHLMC, VRN, 1.92%, 10/15/16	34,613	35,549
FHLMC, VRN, 1.98%, 10/15/16	26,454	27,363
FHLMC, VRN, 2.32%, 10/15/16	79,938	82,109
FHLMC, VRN, 2.52%, 10/15/16	100,299	103,291
FHLMC, VRN, 2.57%, 10/15/16	43,569	46,191
FHLMC, VRN, 2.59%, 10/15/16	127,206	131,426
FHLMC, VRN, 2.71%, 10/15/16	21,791	23,078
FHLMC, VRN, 2.74%, 10/15/16	95,838	101,480
FHLMC, VRN, 2.80%, 10/15/16	47,149	49,857
FHLMC, VRN, 2.88%, 10/15/16	60,069	62,632
FHLMC, VRN, 2.99%, 10/15/16	15,481	16,341
FHLMC, VRN, 3.01%, 10/15/16	8,068	8,480
FHLMC, VRN, 3.14%, 10/15/16	22,699	23,874

FHLMC, VRN, 3.67%, 10/15/16	16,617	17,436
FHLMC, VRN, 4.06%, 10/15/16	24,118	25,336
FHLMC, VRN, 4.24%, 10/15/16	29,493	31,199
FHLMC, VRN, 4.77%, 10/15/16	13,642	14,242
FHLMC, VRN, 5.14%, 10/15/16	7,783	8,058
FHLMC, VRN, 5.72%, 10/15/16	32,126	33,689
FHLMC, VRN, 5.97%, 10/15/16	24,176	25,263
FNMA, VRN, 2.06%, 10/25/16	37,585	39,015
FNMA, VRN, 2.41%, 10/25/16	39,692	41,506
FNMA, VRN, 2.44%, 10/25/16	61,060	63,551
FNMA, VRN, 2.44%, 10/25/16	98,842	102,648
FNMA, VRN, 2.44%, 10/25/16	44,247	46,152
FNMA, VRN, 2.44%, 10/25/16	47,547	49,583
FNMA, VRN, 2.57%, 10/25/16	13,096	13,808
FNMA, VRN, 2.63%, 10/25/16	94,796	97,948
FNMA, VRN, 2.70%, 10/25/16	14,142	14,961
FNMA, VRN, 2.71%, 10/25/16	51,254	54,267
FNMA, VRN, 2.74%, 10/25/16	17,202	18,129
FNMA, VRN, 3.33%, 10/25/16	27,872	29,220
FNMA, VRN, 3.62%, 10/25/16	37,296	39,382
FNMA, VRN, 3.93%, 10/25/16	25,228	26,540
FNMA, VRN, 4.78%, 10/25/16	19,264	20,364
		1,546,903
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.4%
FHLMC, 4.50%, 1/1/19	28,068	28,770
FHLMC, 6.50%, 1/1/28	3,651	4,186
FHLMC, 6.50%, 6/1/29	3,945	4,524
FHLMC, 8.00%, 7/1/30	4,626	5,889
FHLMC, 5.50%, 12/1/33	103,269	118,252
FHLMC, 5.50%, 1/1/38	15,501	17,509
FHLMC, 6.00%, 8/1/38	19,021	21,871
FHLMC, 3.00%, 2/1/43	364,599	379,829
FHLMC, 6.50%, 7/1/47	2,140	2,374
FNMA, 3.50%, 10/13/16(6)	900,000	949,852
FNMA, 4.00%, 10/13/16(6)	846,000	908,690
FNMA, 4.50%, 11/14/16(6)	725,000	793,245
FNMA, 4.50%, 5/1/19	14,248	14,656
FNMA, 4.50%, 5/1/19	19,094	19,692
FNMA, 6.50%, 1/1/28	4,039	4,654
FNMA, 6.50%, 1/1/29	8,900	10,440
FNMA, 7.50%, 7/1/29	19,056	20,791
FNMA, 7.50%, 9/1/30	3,905	4,841
FNMA, 5.00%, 7/1/31	135,555	151,017
FNMA, 6.50%, 1/1/32	6,396	7,376
FNMA, 5.50%, 6/1/33	27,560	31,438
FNMA, 5.50%, 8/1/33	59,963	68,031
FNMA, 5.00%, 11/1/33	166,107	186,709
FNMA, 5.50%, 1/1/34	56,378	64,053
FNMA, 5.00%, 4/1/35	135,093	150,998
FNMA, 4.50%, 9/1/35	82,631	90,653
FNMA, 5.00%, 2/1/36	132,981	148,059
FNMA, 5.50%, 1/1/37	95,986	108,823
FNMA, 5.50%, 2/1/37	23,166	26,214

FNMA, 6.00%, 7/1/37	135,476	156,692
FNMA, 6.50%, 8/1/37	48,811	54,946
FNMA, 5.00%, 4/1/40	221,121	246,153
FNMA, 5.00%, 6/1/40	164,601	183,021
FNMA, 3.50%, 1/1/41	413,181	437,997
FNMA, 4.00%, 1/1/41	648,238	711,807
FNMA, 4.00%, 5/1/41	147,203	158,622
FNMA, 5.00%, 6/1/41	185,630	207,215
FNMA, 4.50%, 7/1/41	180,507	199,118
FNMA, 4.50%, 9/1/41	45,399	49,820
FNMA, 4.00%, 12/1/41	230,072	250,672
FNMA, 4.00%, 1/1/42	66,605	71,837
FNMA, 4.00%, 1/1/42	259,242	279,459
FNMA, 3.50%, 5/1/42	453,537	482,613
FNMA, 3.50%, 6/1/42	101,153	107,972
FNMA, 3.50%, 5/1/45	852,531	905,406
FNMA, 6.50%, 8/1/47	6,007	6,719
FNMA, 6.50%, 9/1/47	12,874	14,415
FNMA, 6.50%, 9/1/47	642	719
FNMA, 6.50%, 9/1/47	7,041	7,881
FNMA, 6.50%, 9/1/47	1,879	2,102
GNMA, 3.50%, 10/20/16(6)	525,000	557,689
GNMA, 7.00%, 4/20/26	12,130	14,371
GNMA, 7.50%, 8/15/26	8,274	9,957
GNMA, 7.00%, 2/15/28	3,467	3,505
GNMA, 7.50%, 2/15/28	3,379	3,428
GNMA, 6.50%, 5/15/28	641	740
GNMA, 6.50%, 5/15/28	1,843	2,127
GNMA, 7.00%, 12/15/28	3,004	3,004
GNMA, 7.00%, 5/15/31	24,354	29,476
GNMA, 5.50%, 11/15/32	57,913	65,580
GNMA, 4.50%, 1/15/40	60,293	66,717
GNMA, 4.50%, 5/20/41	158,993	174,302
GNMA, 4.50%, 6/15/41	83,799	94,671
GNMA, 4.00%, 12/15/41	298,188	321,832
GNMA, 3.50%, 7/20/42	112,913	120,293
GNMA, 2.50%, 7/20/46	223,619	227,672
GNMA, 2.50%, 8/20/46	149,684	152,397
		10,726,383
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $11,927,428)		12,273,286
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	100,000	104,582
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.32%, 10/15/16(3)	125,000	124,868
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	100,000	104,841
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.47%, 10/15/16(3)	216,050	215,391
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.33%, 10/15/16(3)	150,000	148,590
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	125,000	139,806
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/1/16	125,000	138,105
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	125,000	136,392
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 10/1/16	100,000	106,088

Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	50,000	50,613
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	150,000	158,739
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	200,000	203,992
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/16(3)	200,000	210,456
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/16	75,000	81,972
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	50,000	56,043
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	75,000	84,223
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.42%, 10/15/16(3)	150,000	148,634
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	100,000	102,909
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/16(3)	125,000	129,413
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,372,426)		2,445,657
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 1.9%
Private Sponsor Collateralized Mortgage Obligations — 1.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	4,925	5,006
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.34%, 10/1/16	51,657	51,393
Agate Bay Mortgage Loan Trust, Series 2014-2, Class A14, VRN, 3.75%, 10/1/16(3)	67,268	70,200
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 10/1/16(3)	145,959	151,164
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 3.27%, 10/1/16	17,057	16,972
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.38%, 10/1/16	49,965	49,509
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	14,825	15,290
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.65%, 10/1/16	58,938	57,105
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.41%, 10/1/16	39,944	39,358
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 10/1/16	13,937	13,674
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 10/1/16	37,426	37,461
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	2,091	2,086
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.73%, 10/1/16	16,452	16,176
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.86%, 10/1/16	19,128	18,498
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.69%, 10/1/16	38,766	37,650
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.06%, 10/1/16	36,633	36,438
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.81%, 10/1/16	57,291	56,685
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.92%, 10/1/16	76,076	77,562
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.07%, 10/1/16	34,056	34,189
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.92%, 10/1/16	21,763	21,420
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.14%, 10/1/16	12,808	12,726
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.97%, 10/1/16	25,046	25,164
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/16(3)	46,178	46,908
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.04%, 10/1/16	59,765	61,156
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.70%, 10/25/16	113,951	111,871
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.65%, 10/1/16	53,235	52,160
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 10/1/16	7,686	7,711
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/16	15,649	15,794
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	28,511	29,738
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.90%, 10/1/16	17,847	17,850
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.89%, 10/1/16	98,575	98,174
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.27%, 10/25/16	23,937	22,073
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 10/1/16(3)	84,742	87,627
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.78%, 10/1/16	127,346	124,550
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.02%, 10/1/16	28,302	28,869
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.86%, 10/1/16	32,888	33,564
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	18,552	18,230
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	38,064	39,196
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.98%, 10/1/16	91,865	95,618

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.96%, 10/1/16	29,540	30,495
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.96%, 10/1/16	57,173	59,495
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.04%, 10/1/16	24,915	25,045
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.09%, 10/1/16	51,919	51,906
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	31,003	31,002
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	21,211	21,413
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	18,796	18,978
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	13,792	14,186
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	7,447	7,732
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.32%, 10/1/16	22,399	21,879
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	43,267	45,513
		2,064,459
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.87%, 10/15/16	75,000	75,141
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	75,140	82,290
FNMA, Series 2016-C04, Class 1M1, VRN, 1.98%, 10/25/16	138,690	139,585
FNMA, Series 2016-C05, Class 2M1, VRN, 1.875%, 10/25/16	59,341	59,605
		356,621
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,416,950)		2,421,080
ASSET-BACKED SECURITIES(5) — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(3)	100,000	100,561
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.88%, 10/17/16	125,000	125,101
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 1.02%, 10/17/16(3)	125,000	125,210
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.94%, 10/7/16(3)	80,268	80,092
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.44%, 10/22/16(3)	82,353	82,531
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	11,376	11,358
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	118,456	118,749
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	100,000	100,269
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.92%, 10/11/16(3)	66,118	66,117
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	27,507	27,413
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	114,805	114,002
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.53%, 10/17/16(3)	73,222	73,076
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	58,964	59,008
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	72,052	72,518
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	98,543	98,407
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)	84,572	84,161
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	52,322	52,586
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.85%, 10/17/16	61,507	61,531
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	17,431	18,499
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(3)	27,322	27,319
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	150,000	150,586
TOTAL ASSET-BACKED SECURITIES (Cost $1,646,845)		1,649,094
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	32,565
Italy†
Italy Government International Bond, 6.875%, 9/27/23	30,000	37,678
Mexico — 0.4%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	120,000	133,350
Mexico Government International Bond, 5.125%, 1/15/20	70,000	77,980
Mexico Government International Bond, 6.05%, 1/11/40	222,000	272,227

Mexico Government International Bond, MTN, 4.75%, 3/8/44		60,000	62,550
			546,107
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		10,000	14,213
Peruvian Government International Bond, 5.625%, 11/18/50		30,000	39,825
			54,038
Poland†
Poland Government International Bond, 5.125%, 4/21/21		35,000	39,619
Poland Government International Bond, 3.00%, 3/17/23		10,000	10,418
			50,037
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(3)	EUR	200,000	219,899
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$20,000	18,850
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $937,053)			959,174
U.S. GOVERNMENT AGENCY SECURITIES — 0.6%
FNMA, 2.125%, 4/24/26		40,000	40,739
FNMA, 6.625%, 11/15/30		460,000	701,848
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $664,017)			742,587
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		20,000	29,648
Los Angeles Community College District GO, 6.68%, 8/1/36		20,000	28,757
Los Angeles Department of Airports Rev., 6.58%, 5/15/39		25,000	34,530
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39		20,000	26,698
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		15,000	21,797
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33		20,000	25,583
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40		65,000	102,231
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34		30,000	35,984
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62		45,000	52,151
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40		40,000	51,307
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36		25,000	33,097
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41		25,000	32,234
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50		20,000	31,063
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32		30,000	39,043
State of California GO, 7.55%, 4/1/39		20,000	32,028
State of California GO, 7.30%, 10/1/39		30,000	45,829
State of California GO, 7.60%, 11/1/40		20,000	32,631
State of Illinois GO, 5.10%, 6/1/33		40,000	38,620
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34		20,000	27,459
TOTAL MUNICIPAL SECURITIES (Cost $589,125)			720,690
TEMPORARY CASH INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,212,992)		2,212,992	2,212,992
TOTAL INVESTMENT SECURITIES — 102.9% (Cost $117,259,426)			131,499,396
OTHER ASSETS AND LIABILITIES — (2.9)%			(3,732,467)
TOTAL NET ASSETS — 100.0%			$127,766,929

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	125,308	USD	141,465	JPMorgan Chase Bank N.A.	12/21/16	(192)
EUR	44,012	USD	49,316	JPMorgan Chase Bank N.A.	12/21/16	304
EUR	59,302	USD	66,513	JPMorgan Chase Bank N.A.	12/21/16	344
EUR	211,845	USD	238,642	JPMorgan Chase Bank N.A.	12/21/16	195
EUR	105,095	USD	118,432	JPMorgan Chase Bank N.A.	12/21/16	53
EUR	102,461	USD	115,212	JPMorgan Chase Bank N.A.	12/21/16	303
USD	1,697,475	EUR	1,504,327	JPMorgan Chase Bank N.A.	12/21/16	1,484
						2,491

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
6	U.S. Treasury 2-Year Notes	December 2016	1,310,812	1,777

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
1	U.S. Treasury 10-Year Ultra Notes	December 2016	144,156	(908)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $11,273.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,539,397, which represented 3.6% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	76,131,229	—	—
U.S. Treasury Securities	—	16,339,952	—
Corporate Bonds	—	15,603,655	—
U.S. Government Agency Mortgage-Backed Securities	—	12,273,286	—
Commercial Mortgage-Backed Securities	—	2,445,657	—
Collateralized Mortgage Obligations	—	2,421,080	—
Asset-Backed Securities	—	1,649,094	—
Sovereign Governments and Agencies	—	959,174	—
U.S. Government Agency Securities	—	742,587	—
Municipal Securities	—	720,690	—
Temporary Cash Investments	2,212,992	—	—
	78,344,221	53,155,175	—
Other Financial Instruments
Futures Contracts	1,777	—	—
Forward Foreign Currency Exchange Contracts	—	2,683	—
	1,777	2,683	—

Liabilities
Other Financial Instruments
Futures Contracts	908	—	—
Forward Foreign Currency Exchange Contracts	—	192	—
	908	192	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$117,703,472
Gross tax appreciation of investments	$15,318,868
Gross tax depreciation of investments	(1,522,944)
Net tax appreciation (depreciation) of investments	$13,795,924

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
September 30, 2016

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Airlines — 0.6%
Spirit Airlines, Inc.(1)	69,808	2,968,934
Auto Components — 1.0%
Delphi Automotive plc	65,917	4,701,200
Banks — 1.4%
BankUnited, Inc.	116,095	3,506,069
SVB Financial Group(1)	27,602	3,051,125
		6,557,194
Beverages — 2.0%
Constellation Brands, Inc., Class A	45,315	7,544,495
Monster Beverage Corp.(1)	15,272	2,242,082
		9,786,577
Biotechnology — 3.6%
Alkermes plc(1)	26,441	1,243,520
BioMarin Pharmaceutical, Inc.(1)	35,937	3,324,891
Incyte Corp.(1)	51,078	4,816,145
Neurocrine Biosciences, Inc.(1)	61,148	3,096,535
Puma Biotechnology, Inc.(1)	34,507	2,313,694
Vertex Pharmaceuticals, Inc.(1)	29,070	2,535,195
		17,329,980
Building Products — 1.6%
Fortune Brands Home & Security, Inc.	75,801	4,404,038
Lennox International, Inc.	21,209	3,330,449
		7,734,487
Capital Markets — 3.7%
Affiliated Managers Group, Inc.(1)	43,968	6,362,170
S&P Global, Inc.	53,720	6,798,803
SEI Investments Co.	107,992	4,925,515
		18,086,488
Chemicals — 2.0%
Axalta Coating Systems Ltd.(1)	152,308	4,305,747
Ingevity Corp.(1)	50,158	2,312,284
Scotts Miracle-Gro Co. (The), Class A	33,736	2,809,197
		9,427,228
Commercial Services and Supplies — 0.9%
KAR Auction Services, Inc.	105,439	4,550,747
Communications Equipment — 0.5%
ARRIS International plc(1)	93,058	2,636,333
Construction Materials — 1.2%
Vulcan Materials Co.	52,254	5,942,847
Consumer Finance — 1.1%
Discover Financial Services	91,505	5,174,608
Containers and Packaging — 2.0%
Ball Corp.	115,005	9,424,660
Distributors — 1.5%
LKQ Corp.(1)	203,110	7,202,281

Diversified Telecommunication Services — 1.3%
SBA Communications Corp., Class A(1)	57,905	6,494,625
Electrical Equipment — 1.3%
Acuity Brands, Inc.	8,186	2,166,015
AMETEK, Inc.	84,956	4,059,198
		6,225,213
Electronic Equipment, Instruments and Components — 2.0%
CDW Corp.	87,941	4,021,542
Dolby Laboratories, Inc., Class A	30,833	1,673,923
Trimble Navigation Ltd.(1)	132,546	3,785,514
		9,480,979
Equity Real Estate Investment Trusts (REITs) — 2.2%
Crown Castle International Corp.	44,423	4,185,091
Equinix, Inc.	17,785	6,407,046
		10,592,137
Food and Staples Retailing — 1.0%
Costco Wholesale Corp.	30,861	4,706,611
Food Products — 4.2%
Blue Buffalo Pet Products, Inc.(1)	122,237	2,904,351
Kellogg Co.	116,091	8,993,570
Mead Johnson Nutrition Co.	42,142	3,329,639
TreeHouse Foods, Inc.(1)	57,885	5,046,993
		20,274,553
Health Care Equipment and Supplies — 6.7%
Baxter International, Inc.	219,341	10,440,632
Edwards Lifesciences Corp.(1)	36,192	4,363,307
Nevro Corp.(1)	28,472	2,972,192
NuVasive, Inc.(1)	61,062	4,070,393
Teleflex, Inc.	40,791	6,854,928
West Pharmaceutical Services, Inc.	46,291	3,448,679
		32,150,131
Health Care Providers and Services — 2.1%
Universal Health Services, Inc., Class B	38,601	4,756,415
VCA, Inc.(1)	78,151	5,469,007
		10,225,422
Hotels, Restaurants and Leisure — 3.4%
Chipotle Mexican Grill, Inc.(1)	6,040	2,557,940
Hilton Worldwide Holdings, Inc.	113,938	2,612,598
MGM Resorts International(1)	203,688	5,301,999
Panera Bread Co., Class A(1)	14,532	2,829,671
Papa John's International, Inc.	30,069	2,370,941
Vail Resorts, Inc.	6,133	962,145
		16,635,294
Household Durables — 3.1%
Newell Brands, Inc.	283,682	14,938,694
Internet and Direct Marketing Retail — 1.0%
Expedia, Inc.	41,657	4,862,205
Internet Software and Services — 2.5%
CoStar Group, Inc.(1)	33,448	7,242,496
eBay, Inc.(1)	148,947	4,900,356
		12,142,852
IT Services — 5.2%
Alliance Data Systems Corp.(1)	22,357	4,796,247

Booz Allen Hamilton Holding Corp.	36,716	1,160,593
Fidelity National Information Services, Inc.	91,516	7,049,477
Sabre Corp.	192,793	5,432,907
Vantiv, Inc., Class A(1)	117,967	6,638,003
		25,077,227
Leisure Products†
Brunswick Corp.	1,659	80,926
Machinery — 6.0%
Ingersoll-Rand plc	51,966	3,530,570
ITT, Inc.	45,075	1,615,488
John Bean Technologies Corp.	36,047	2,543,116
Middleby Corp. (The)(1)	70,552	8,721,638
Snap-on, Inc.	38,489	5,848,789
WABCO Holdings, Inc.(1)	28,638	3,251,272
Xylem, Inc.	65,349	3,427,555
		28,938,428
Media — 1.0%
Charter Communications, Inc., Class A(1)	17,577	4,745,263
Multiline Retail — 2.0%
Dollar General Corp.	45,320	3,171,947
Dollar Tree, Inc.(1)	79,474	6,272,883
		9,444,830
Oil, Gas and Consumable Fuels — 2.0%
Concho Resources, Inc.(1)	44,049	6,050,130
Gulfport Energy Corp.(1)	72,131	2,037,701
Newfield Exploration Co.(1)	39,011	1,695,418
		9,783,249
Pharmaceuticals — 2.3%
Catalent, Inc.(1)	55,194	1,426,213
Zoetis, Inc.	188,083	9,782,197
		11,208,410
Professional Services — 4.2%
Equifax, Inc.	55,934	7,527,598
Nielsen Holdings plc	100,503	5,383,946
Verisk Analytics, Inc., Class A(1)	91,155	7,409,078
		20,320,622
Road and Rail — 3.2%
Canadian Pacific Railway Ltd., New York Shares	42,605	6,505,783
J.B. Hunt Transport Services, Inc.	47,046	3,817,312
Norfolk Southern Corp.	54,525	5,292,197
		15,615,292
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	158,410	4,776,061
Broadcom Ltd.	38,851	6,702,575
Cavium, Inc.(1)	41,141	2,394,406
NXP Semiconductors NV(1)	39,788	4,058,774
		17,931,816
Software — 7.5%
CDK Global, Inc.	68,833	3,948,261
Electronic Arts, Inc.(1)	125,188	10,691,055
Guidewire Software, Inc.(1)	60,403	3,622,972
Manhattan Associates, Inc.(1)	37,150	2,140,583
ServiceNow, Inc.(1)	68,362	5,410,852

Splunk, Inc.(1)	20,703	1,214,852
Symantec Corp.	134,218	3,368,872
Tyler Technologies, Inc.(1)	34,511	5,909,319
		36,306,766
Specialty Retail — 6.2%
AutoZone, Inc.(1)	8,112	6,232,774
Burlington Stores, Inc.(1)	44,656	3,618,029
L Brands, Inc.	41,744	2,954,223
Michaels Cos., Inc. (The)(1)	45,985	1,111,457
O'Reilly Automotive, Inc.(1)	13,580	3,803,894
Ross Stores, Inc.	98,586	6,339,080
Ulta Salon Cosmetics & Fragrance, Inc.(1)	15,388	3,662,036
Williams-Sonoma, Inc.	44,625	2,279,445
		30,000,938
Textiles, Apparel and Luxury Goods — 2.2%
Coach, Inc.	72,711	2,658,314
lululemon athletica, Inc.(1)	33,190	2,023,927
Under Armour, Inc., Class A(1)	79,984	3,093,781
Under Armour, Inc., Class C(1)	78,907	2,671,791
		10,447,813
TOTAL COMMON STOCKS (Cost $388,500,292)		480,153,860
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/26, valued at $1,790,800), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $1,751,022)		1,751,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	512,578	512,578
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,263,578)		2,263,578
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $390,763,870)		482,417,438
OTHER ASSETS AND LIABILITIES — 0.1%		342,010
TOTAL NET ASSETS — 100.0%		$482,759,448

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	5,587,966	CAD	7,398,076	Morgan Stanley	12/30/16	(54,639)
USD	149,645	CAD	196,134	Morgan Stanley	12/30/16	51
						(54,588)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	480,153,860	—	—
Temporary Cash Investments	512,578	1,751,000	—
	480,666,438	1,751,000	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	51	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	54,639	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$391,691,817
Gross tax appreciation of investments	$98,860,876
Gross tax depreciation of investments	(8,135,255)
Net tax appreciation (depreciation) of investments	$90,725,621

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
September 30, 2016

VP Growth - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 2.8%
Boeing Co. (The)	507	66,792
Lockheed Martin Corp.	369	88,457
		155,249
Airlines — 0.9%
Delta Air Lines, Inc.	1,366	53,766
Beverages — 3.6%
Dr Pepper Snapple Group, Inc.	566	51,681
PepsiCo, Inc.	1,375	149,559
		201,240
Biotechnology — 5.9%
Amgen, Inc.	716	119,436
Biogen, Inc.(1)	236	73,875
Gilead Sciences, Inc.	937	74,136
Incyte Corp.(1)	239	22,535
Regeneron Pharmaceuticals, Inc.(1)	105	42,212
		332,194
Capital Markets — 0.9%
Charles Schwab Corp. (The)	1,542	48,681
Chemicals — 3.4%
Dow Chemical Co. (The)	1,453	75,309
LyondellBasell Industries NV, Class A	501	40,410
Sherwin-Williams Co. (The)	277	76,635
		192,354
Consumer Finance — 0.7%
American Express Co.	645	41,306
Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	652	29,816
Energy Equipment and Services — 1.0%
Halliburton Co.	1,249	56,055
Equity Real Estate Investment Trusts (REITs) — 1.2%
Simon Property Group, Inc.	322	66,657
Food and Staples Retailing — 1.7%
Kroger Co. (The)	1,620	48,082
Wal-Mart Stores, Inc.	627	45,219
		93,301
Food Products — 0.8%
Hormel Foods Corp.	930	35,275
Mead Johnson Nutrition Co.	162	12,800
		48,075
Health Care Equipment and Supplies — 3.1%
C.R. Bard, Inc.	181	40,595
Cooper Cos., Inc. (The)	150	26,889
Edwards Lifesciences Corp.(1)	506	61,003
Intuitive Surgical, Inc.(1)	60	43,490
		171,977
Health Care Providers and Services — 2.7%
Cardinal Health, Inc.	847	65,812

Express Scripts Holding Co.(1)	766	54,026
VCA, Inc.(1)	469	32,821
		152,659
Health Care Technology — 0.9%
Cerner Corp.(1)	823	50,820
Hotels, Restaurants and Leisure — 0.5%
Las Vegas Sands Corp.	500	28,770
Household Products — 0.9%
Church & Dwight Co., Inc.	566	27,122
Procter & Gamble Co. (The)	253	22,707
		49,829
Industrial Conglomerates — 1.8%
3M Co.	585	103,095
Insurance — 0.6%
American International Group, Inc.	555	32,934
Internet and Direct Marketing Retail — 5.8%
Amazon.com, Inc.(1)	300	251,193
Expedia, Inc.	325	37,934
TripAdvisor, Inc.(1)	586	37,023
		326,150
Internet Software and Services — 10.4%
Alphabet, Inc., Class A(1)	453	364,239
eBay, Inc.(1)	1,461	48,067
Facebook, Inc., Class A(1)	1,083	138,916
VeriSign, Inc.(1)	432	33,800
		585,022
IT Services — 5.9%
Computer Sciences Corp.	339	17,699
Fiserv, Inc.(1)	641	63,760
Visa, Inc., Class A	3,000	248,100
		329,559
Life Sciences Tools and Services — 1.4%
Agilent Technologies, Inc.	893	42,051
Illumina, Inc.(1)	83	15,078
Waters Corp.(1)	140	22,189
		79,318
Machinery — 3.6%
Caterpillar, Inc.	415	36,839
Parker-Hannifin Corp.	241	30,253
WABCO Holdings, Inc.(1)	589	66,869
Wabtec Corp.	852	69,566
		203,527
Media — 4.9%
Comcast Corp., Class A	2,521	167,243
Sirius XM Holdings, Inc.(1)	5,948	24,803
Walt Disney Co. (The)	885	82,181
		274,227
Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	868	68,511
Oil, Gas and Consumable Fuels — 1.1%
Concho Resources, Inc.(1)	456	62,632
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	733	64,914

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	1,682	90,694
Johnson & Johnson	213	25,162
Teva Pharmaceutical Industries Ltd. ADR	541	24,891
Zoetis, Inc.	295	15,343
		156,090
Road and Rail — 0.8%
Union Pacific Corp.	454	44,279
Semiconductors and Semiconductor Equipment — 3.1%
ASML Holding NV	436	47,811
Marvell Technology Group Ltd.	1,505	19,971
Maxim Integrated Products, Inc.	1,041	41,567
NXP Semiconductors NV(1)	339	34,582
Xilinx, Inc.	531	28,855
		172,786
Software — 8.3%
Adobe Systems, Inc.(1)	54	5,861
Electronic Arts, Inc.(1)	488	41,675
Microsoft Corp.	3,325	191,520
Oracle Corp.	1,538	60,413
salesforce.com, Inc.(1)	689	49,147
ServiceNow, Inc.(1)	368	29,127
Splunk, Inc.(1)	652	38,259
Symantec Corp.	1,938	48,644
		464,646
Specialty Retail — 5.9%
Home Depot, Inc. (The)	481	61,895
O'Reilly Automotive, Inc.(1)	469	131,372
Ross Stores, Inc.	637	40,959
TJX Cos., Inc. (The)	1,040	77,771
Williams-Sonoma, Inc.	390	19,921
		331,918
Technology Hardware, Storage and Peripherals — 5.0%
Apple, Inc.	2,252	254,589
Hewlett Packard Enterprise Co.	1,246	28,346
		282,935
Textiles, Apparel and Luxury Goods — 1.2%
Carter's, Inc.	426	36,938
Coach, Inc.	896	32,758
		69,696
Tobacco — 2.2%
Altria Group, Inc.	1,556	98,386
Philip Morris International, Inc.	278	27,027
		125,413
Trading Companies and Distributors — 0.4%
United Rentals, Inc.(1)	257	20,172
TOTAL COMMON STOCKS (Cost $4,402,726)		5,570,573
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Growth ETF (Cost $15,841)	155	16,146

TEMPORARY CASH INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $33,598)	33,598	33,598
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,452,165)		5,620,317
OTHER ASSETS AND LIABILITIES — 0.1%		3,616
TOTAL NET ASSETS — 100.0%		$5,623,933

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	40,544	EUR	36,063	UBS AG	12/30/16	(134)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,522,762	47,811	—
Exchange-Traded Funds	16,146	—	—
Temporary Cash Investments	33,598	—	—
	5,572,506	47,811	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	134	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,503,029
Gross tax appreciation of investments	$1,175,444
Gross tax depreciation of investments	(58,156)
Net tax appreciation (depreciation) of investments	$1,117,288

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Income & Growth Fund
September 30, 2016

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 1.2%
Boeing Co. (The)	34,341	4,524,083
Automobiles — 1.0%
Ford Motor Co.	306,542	3,699,962
Banks — 3.2%
BB&T Corp.	92,978	3,507,130
Citigroup, Inc.	118,036	5,574,840
JPMorgan Chase & Co.	28,501	1,897,882
Wells Fargo & Co.	24,963	1,105,362
		12,085,214
Beverages — 1.7%
Coca-Cola Co. (The)	9,017	381,600
PepsiCo, Inc.	55,699	6,058,380
		6,439,980
Biotechnology — 4.1%
AbbVie, Inc.	84,943	5,357,355
Amgen, Inc.	32,858	5,481,043
Gilead Sciences, Inc.	57,685	4,564,037
		15,402,435
Capital Markets — 1.4%
Eaton Vance Corp.	68,916	2,691,170
Morgan Stanley	42,167	1,351,874
State Street Corp.	1,095	76,245
TD Ameritrade Holding Corp.	34,943	1,231,391
		5,350,680
Chemicals — 4.1%
Air Products & Chemicals, Inc.	24,551	3,690,997
Cabot Corp.	12,313	645,324
Dow Chemical Co. (The)	74,759	3,874,759
Eastman Chemical Co.	45,272	3,064,009
Monsanto Co.	8,747	893,944
PPG Industries, Inc.	31,289	3,234,031
		15,403,064
Communications Equipment — 1.8%
Cisco Systems, Inc.	212,295	6,733,997
Consumer Finance — 0.1%
American Express Co.	4,204	269,224
Containers and Packaging — 1.0%
Avery Dennison Corp.	2,249	174,949
International Paper Co.	76,812	3,685,440
		3,860,389
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	15,523	2,242,608
Diversified Telecommunication Services — 4.0%
AT&T, Inc.	200,934	8,159,930
Verizon Communications, Inc.	132,715	6,898,525
		15,058,455

Electric Utilities — 0.8%
FirstEnergy Corp.	43,868	1,451,153
Great Plains Energy, Inc.	59,341	1,619,416
		3,070,569
Electrical Equipment — 1.0%
Emerson Electric Co.	66,003	3,597,824
Electronic Equipment, Instruments and Components — 0.1%
TE Connectivity Ltd.	8,126	523,152
Energy Equipment and Services — 2.6%
Baker Hughes, Inc.	65,278	3,294,581
Helmerich & Payne, Inc.	48,981	3,296,421
Noble Corp. plc	82,914	525,675
Oceaneering International, Inc.	100,285	2,758,840
		9,875,517
Equity Real Estate Investment Trusts (REITs) — 3.8%
Apple Hospitality REIT, Inc.	67,163	1,243,187
CBL & Associates Properties, Inc.	34,620	420,287
Equity Residential	28,240	1,816,679
Hospitality Properties Trust	85,211	2,532,471
Omega Healthcare Investors, Inc.	74,057	2,625,321
Select Income REIT	92,474	2,487,550
Senior Housing Properties Trust	17,286	392,565
WP Carey, Inc.	44,426	2,866,810
		14,384,870
Food and Staples Retailing — 1.5%
Wal-Mart Stores, Inc.	79,354	5,723,010
Food Products — 2.2%
General Mills, Inc.	57,808	3,692,775
Hershey Co. (The)	11,481	1,097,584
Hormel Foods Corp.	53,644	2,034,717
Tyson Foods, Inc., Class A	21,530	1,607,645
		8,432,721
Health Care Equipment and Supplies — 3.6%
Becton Dickinson and Co.	20,365	3,660,202
Medtronic plc	61,221	5,289,494
ResMed, Inc.	45,724	2,962,458
St. Jude Medical, Inc.	21,470	1,712,447
		13,624,601
Health Care Providers and Services — 0.8%
AmerisourceBergen Corp.	38,156	3,082,242
Hotels, Restaurants and Leisure — 2.1%
Carnival Corp.	71,203	3,476,130
Darden Restaurants, Inc.	50,800	3,115,056
McDonald's Corp.	11,055	1,275,305
		7,866,491
Household Durables — 1.6%
Garmin Ltd.	59,656	2,870,050
Tupperware Brands Corp.	51,345	3,356,423
		6,226,473
Household Products — 3.1%
Kimberly-Clark Corp.	29,426	3,711,796
Procter & Gamble Co. (The)	88,954	7,983,621
		11,695,417

Industrial Conglomerates — 2.0%
3M Co.	27,235	4,799,624
General Electric Co.	89,003	2,636,269
		7,435,893
Insurance — 3.4%
Aflac, Inc.	46,978	3,376,309
MetLife, Inc.	41,170	1,829,183
Principal Financial Group, Inc.	61,398	3,162,611
Prudential Financial, Inc.	46,026	3,758,023
Reinsurance Group of America, Inc.	926	99,953
Validus Holdings Ltd.	14,710	732,852
		12,958,931
Internet and Direct Marketing Retail — 0.9%
Amazon.com, Inc.(1)	4,170	3,491,583
Internet Software and Services — 3.8%
Alphabet, Inc., Class A(1)	11,415	9,178,345
Alphabet, Inc., Class C(1)	3,299	2,564,279
Facebook, Inc., Class A(1)	19,336	2,480,229
		14,222,853
IT Services — 2.0%
International Business Machines Corp.	39,637	6,296,338
Western Union Co. (The)	55,572	1,157,009
		7,453,347
Leisure Products — 0.8%
Hasbro, Inc.	12,612	1,000,510
Mattel, Inc.	62,346	1,887,837
		2,888,347
Machinery — 3.3%
Cummins, Inc.	25,557	3,275,130
Illinois Tool Works, Inc.	14,016	1,679,677
Parker-Hannifin Corp.	9,599	1,204,962
Stanley Black & Decker, Inc.	28,540	3,509,849
Timken Co. (The)	77,733	2,731,538
		12,401,156
Media — 0.4%
Comcast Corp., Class A	675	44,780
Time Warner, Inc.	17,987	1,431,945
		1,476,725
Metals and Mining — 1.3%
Nucor Corp.	65,359	3,232,002
Reliance Steel & Aluminum Co.	24,224	1,744,855
		4,976,857
Multi-Utilities — 0.8%
CenterPoint Energy, Inc.	129,309	3,003,848
Multiline Retail — 0.9%
Target Corp.	51,256	3,520,262
Oil, Gas and Consumable Fuels — 3.8%
Apache Corp.	6,869	438,723
Chevron Corp.	23,718	2,441,056
Enbridge, Inc.	24,559	1,086,245
Exxon Mobil Corp.	47,557	4,150,775
Kinder Morgan, Inc.	121,156	2,802,338

Valero Energy Corp.	63,240	3,351,720
		14,270,857
Pharmaceuticals — 7.0%
Bristol-Myers Squibb Co.	61,126	3,295,914
Johnson & Johnson	80,893	9,555,890
Merck & Co., Inc.	103,612	6,466,425
Pfizer, Inc.	206,854	7,006,145
		26,324,374
Semiconductors and Semiconductor Equipment — 5.8%
Analog Devices, Inc.	30,124	1,941,492
Applied Materials, Inc.	132,854	4,005,548
Intel Corp.	180,982	6,832,070
QUALCOMM, Inc.	85,766	5,874,971
Texas Instruments, Inc.	17,024	1,194,744
Xilinx, Inc.	38,996	2,119,043
		21,967,868
Software — 5.4%
CA, Inc.	105,368	3,485,574
Microsoft Corp.	206,855	11,914,848
Oracle Corp.	131,086	5,149,058
		20,549,480
Specialty Retail — 1.6%
American Eagle Outfitters, Inc.	165,080	2,948,329
Best Buy Co., Inc.	79,324	3,028,590
		5,976,919
Technology Hardware, Storage and Peripherals — 5.8%
Apple, Inc.	115,444	13,050,944
HP, Inc.	245,822	3,817,616
NetApp, Inc.	81,628	2,923,915
Seagate Technology plc	59,765	2,303,941
		22,096,416
Tobacco — 2.8%
Altria Group, Inc.	80,648	5,099,373
Philip Morris International, Inc.	57,322	5,572,845
		10,672,218
TOTAL COMMON STOCKS (Cost $307,432,157)		374,860,912
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/26, valued at $1,739,925), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $1,704,021)		1,704,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,071,852	1,071,852
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,775,852)		2,775,852
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $310,208,009)		377,636,764
OTHER ASSETS AND LIABILITIES — 0.1%		479,980
TOTAL NET ASSETS — 100.0%		$378,116,744

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	374,860,912	—	—
Temporary Cash Investments	1,071,852	1,704,000	—
	375,932,764	1,704,000	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$312,613,523
Gross tax appreciation of investments	$70,962,570
Gross tax depreciation of investments	(5,939,329)
Net tax appreciation (depreciation) of investments	$65,023,241

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
September 30, 2016

VP International - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Australia — 1.3%
CSL Ltd.	15,040	1,235,163
Treasury Wine Estates Ltd.	180,320	1,525,833
		2,760,996
Austria — 0.8%
Erste Group Bank AG	57,860	1,713,646
Belgium — 3.4%
Anheuser-Busch InBev SA/NV	20,600	2,704,238
KBC Group NV(1)	50,270	2,926,316
UCB SA	20,920	1,617,537
		7,248,091
Brazil — 0.4%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	186,500	969,159
Canada — 1.1%
Alimentation Couche-Tard, Inc., B Shares	48,390	2,345,086
China — 3.5%
Alibaba Group Holding Ltd. ADR(1)	31,760	3,359,890
Tencent Holdings Ltd.	145,800	4,039,853
		7,399,743
Denmark — 3.1%
DSV A/S	47,940	2,393,994
Novo Nordisk A/S, B Shares	43,550	1,814,532
Pandora A/S	19,250	2,334,153
		6,542,679
France — 16.3%
ArcelorMittal(1)	303,520	1,853,521
Arkema SA	22,600	2,090,503
Capgemini SA	13,150	1,287,827
Criteo SA ADR(1)	29,560	1,037,851
Danone SA	26,380	1,956,667
Essilor International SA	22,332	2,880,021
Kering	14,470	2,915,847
Legrand SA	37,340	2,201,590
Publicis Groupe SA	31,330	2,369,296
Rexel SA	71,590	1,095,731
Thales SA	26,330	2,425,272
TOTAL SA	67,615	3,204,757
Valeo SA	42,090	2,454,513
Veolia Environnement SA	99,600	2,290,987
Vinci SA	33,490	2,560,834
Vivendi SA	112,810	2,273,229
		34,898,446
Germany — 9.2%
adidas AG	21,670	3,760,991
Deutsche Boerse AG(1)	21,940	1,776,524
Fresenius Medical Care AG & Co. KGaA	32,350	2,823,785
HeidelbergCement AG	29,740	2,809,173
ProSiebenSat.1 Media SE	21,930	939,170

SAP SE	31,520	2,867,941
Symrise AG	21,318	1,562,470
Zalando SE(1)	75,502	3,150,270
		19,690,324
Hong Kong — 2.9%
AIA Group Ltd.	709,200	4,751,719
Sands China Ltd.	338,800	1,484,087
		6,235,806
India — 1.5%
HDFC Bank Ltd.	43,050	950,910
Tata Motors Ltd.	280,550	2,250,149
		3,201,059
Indonesia — 1.6%
Astra International Tbk PT	2,938,500	1,867,059
Bank Mandiri Persero Tbk PT	1,707,500	1,471,723
		3,338,782
Ireland — 2.3%
CRH plc	89,100	2,979,192
Ryanair Holdings plc ADR	26,597	1,995,573
		4,974,765
Israel — 0.8%
Mobileye NV(1)	38,370	1,633,411
Japan — 14.8%
Calbee, Inc.	58,500	2,212,218
CyberAgent, Inc.	29,000	860,484
Daikin Industries Ltd.	18,300	1,704,942
Daito Trust Construction Co. Ltd.	15,300	2,445,150
Fast Retailing Co. Ltd.	4,500	1,449,003
Isuzu Motors Ltd.	40,900	480,975
Kao Corp.	22,500	1,267,334
Keyence Corp.	2,500	1,819,543
Komatsu Ltd.	72,300	1,656,687
LINE Corp.(1)	30,300	1,463,694
Nitori Holdings Co. Ltd.	20,800	2,488,648
NTT DOCOMO, Inc.	83,300	2,112,014
ORIX Corp.	164,800	2,431,695
Ryohin Keikaku Co. Ltd.	13,000	2,618,779
Seven & i Holdings Co. Ltd.	65,900	3,114,423
Sohgo Security Services Co. Ltd.	21,900	1,176,185
Start Today Co. Ltd.	72,300	1,238,285
Sysmex Corp.	16,500	1,222,427
		31,762,486
Mexico — 1.2%
Cemex SAB de CV ADR(1)	247,252	1,963,181
Fomento Economico Mexicano SAB de CV ADR	6,960	640,598
		2,603,779
Netherlands — 2.8%
ASML Holding NV	12,470	1,367,449
Koninklijke DSM NV	31,910	2,155,167
Koninklijke Vopak NV	28,480	1,494,859
NXP Semiconductors NV(1)	10,390	1,059,884
		6,077,359

Norway — 0.9%
Statoil ASA	110,600	1,855,467
Portugal — 1.2%
Jeronimo Martins SGPS SA	150,842	2,615,434
Russia — 0.3%
Magnit PJSC GDR	17,570	732,493
South Korea — 1.2%
Amorepacific Corp.	4,880	1,725,955
BGF retail Co. Ltd.	4,940	869,986
		2,595,941
Spain — 2.2%
Cellnex Telecom SA	79,537	1,438,638
Industria de Diseno Textil SA	88,710	3,288,527
		4,727,165
Sweden — 2.2%
Hexagon AB, B Shares	63,350	2,764,363
Lundin Petroleum AB(1)	104,550	1,910,881
		4,675,244
Switzerland — 3.7%
Julius Baer Group Ltd.	35,770	1,451,798
Roche Holding AG	26,179	6,485,483
		7,937,281
United Kingdom — 20.6%
Admiral Group plc	68,490	1,818,964
Ashtead Group plc	131,114	2,159,980
ASOS plc(1)	28,370	1,783,063
Auto Trader Group plc	433,617	2,279,041
Aviva plc	496,780	2,842,669
British American Tobacco plc	53,750	3,437,440
Bunzl plc	57,520	1,701,942
Compass Group plc	84,740	1,643,318
London Stock Exchange Group plc	65,180	2,365,524
Reckitt Benckiser Group plc	42,440	3,999,446
Rio Tinto plc	89,247	2,969,694
Royal Dutch Shell plc, A Shares	78,210	1,956,708
Shire plc	65,150	4,210,958
St. James's Place plc	142,932	1,759,891
Tullow Oil plc(1)	294,710	967,620
Weir Group plc (The)	130,240	2,863,296
Wolseley plc	54,420	3,067,513
Worldpay Group plc	577,713	2,217,953
		44,045,020
TOTAL COMMON STOCKS (Cost $192,418,779)		212,579,662
TEMPORARY CASH INVESTMENTS†
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $26,054)	26,054	26,054
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $192,444,833)		212,605,716
OTHER ASSETS AND LIABILITIES — 0.7%		1,596,827
TOTAL NET ASSETS — 100.0%		$214,202,543

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	19.6%
Consumer Staples	13.6%
Information Technology	12.8%
Financials	12.6%
Industrials	12.4%
Health Care	10.4%
Materials	8.6%
Energy	5.4%
Telecommunication Services	1.7%
Real Estate	1.1%
Utilities	1.1%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	3,359,890	4,039,853	—
France	1,037,851	33,860,595	—
Ireland	1,995,573	2,979,192	—
Israel	1,633,411	—	—
Mexico	2,603,779	—	—
Netherlands	1,059,884	5,017,475	—
Other Countries	—	154,992,159	—
Temporary Cash Investments	26,054	—	—
	11,716,442	200,889,274	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$192,606,773
Gross tax appreciation of investments	$26,504,645
Gross tax depreciation of investments	(6,505,702)
Net tax appreciation (depreciation) of investments	$19,998,943

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
September 30, 2016

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 3.6%
Huntington Ingalls Industries, Inc.	750	115,065
Textron, Inc.	4,180	166,155
United Technologies Corp.	3,730	378,968
		660,188
Auto Components — 4.5%
BorgWarner, Inc.	3,070	108,003
Delphi Automotive plc	3,340	238,209
Johnson Controls International plc	10,040	467,161
		813,373
Automobiles — 0.5%
Ford Motor Co.	7,360	88,835
Banks — 13.0%
Bank of America Corp.	23,910	374,191
BB&T Corp.	7,860	296,479
JPMorgan Chase & Co.	3,410	227,072
KeyCorp	9,680	117,806
PNC Financial Services Group, Inc. (The)	3,910	352,252
U.S. Bancorp	9,340	400,593
Wells Fargo & Co.	13,430	594,680
		2,363,073
Beverages — 0.8%
PepsiCo, Inc.	1,340	145,752
Biotechnology — 0.7%
AbbVie, Inc.	2,130	134,339
Capital Markets — 5.9%
Ameriprise Financial, Inc.	2,270	226,478
Bank of New York Mellon Corp. (The)	9,070	361,712
BlackRock, Inc.	690	250,097
Invesco Ltd.	7,430	232,336
		1,070,623
Chemicals — 1.0%
Dow Chemical Co. (The)	3,510	181,923
Communications Equipment — 2.5%
Cisco Systems, Inc.	14,170	449,472
Containers and Packaging — 0.6%
WestRock Co.	2,090	101,323
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	4,820	195,740
Electric Utilities — 2.7%
Edison International	2,770	200,132
PPL Corp.	2,650	91,611
Xcel Energy, Inc.	4,750	195,415
		487,158
Electrical Equipment — 1.0%
Rockwell Automation, Inc.	1,490	182,287

Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	3,780	243,356
Energy Equipment and Services — 4.2%
Halliburton Co.	3,540	158,875
Schlumberger Ltd.	7,660	602,383
		761,258
Equity Real Estate Investment Trusts (REITs) — 0.8%
Boston Properties, Inc.	1,090	148,556
Food and Staples Retailing — 3.2%
CVS Health Corp.	3,090	274,979
Wal-Mart Stores, Inc.	4,330	312,280
		587,259
Food Products — 1.0%
Mondelez International, Inc., Class A	3,960	173,844
Health Care Equipment and Supplies — 5.1%
Abbott Laboratories	6,600	279,114
Baxter International, Inc.	2,720	129,472
Medtronic plc	4,140	357,696
Zimmer Biomet Holdings, Inc.	1,210	157,324
		923,606
Health Care Providers and Services — 2.6%
Anthem, Inc.	1,410	176,687
HCA Holdings, Inc.(1)	2,280	172,436
McKesson Corp.	709	118,226
		467,349
Hotels, Restaurants and Leisure — 1.6%
Carnival Corp.	3,980	194,304
Marriott International, Inc., Class A	1,550	104,361
		298,665
Household Products — 3.1%
Procter & Gamble Co. (The)	6,220	558,245
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	910	106,097
Insurance — 5.5%
Aflac, Inc.	1,250	89,838
Allstate Corp. (The)	2,190	151,504
American International Group, Inc.	2,820	167,339
Chubb Ltd.	2,999	376,824
MetLife, Inc.	4,600	204,378
		989,883
Machinery — 2.2%
Ingersoll-Rand plc	4,350	295,539
Stanley Black & Decker, Inc.	770	94,695
		390,234
Media — 1.0%
Time Warner, Inc.	2,350	187,083
Multiline Retail — 0.9%
Target Corp.	2,360	162,085
Oil, Gas and Consumable Fuels — 12.1%
Anadarko Petroleum Corp.	2,930	185,645
Chevron Corp.	4,350	447,702
Exxon Mobil Corp.	2,080	181,543
Imperial Oil Ltd.	11,140	348,478

Occidental Petroleum Corp.	4,910	358,037
Royal Dutch Shell plc ADR	3,440	181,735
TOTAL SA ADR	10,300	491,310
		2,194,450
Pharmaceuticals — 7.0%
Allergan plc(1)	740	170,430
Johnson & Johnson	1,820	214,997
Merck & Co., Inc.	2,640	164,762
Pfizer, Inc.	17,760	601,531
Teva Pharmaceutical Industries Ltd. ADR	2,420	111,344
		1,263,064
Road and Rail — 1.1%
Union Pacific Corp.	2,030	197,986
Semiconductors and Semiconductor Equipment — 2.9%
Applied Materials, Inc.	8,850	266,827
Intel Corp.	3,730	140,808
Lam Research Corp.	1,340	126,911
		534,546
Software — 2.5%
Oracle Corp.	11,680	458,790
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	1,220	181,927
Lowe's Cos., Inc.	1,130	81,597
		263,524
Technology Hardware, Storage and Peripherals — 1.3%
Apple, Inc.	2,100	237,405
TOTAL COMMON STOCKS (Cost $15,167,267)		18,021,371
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Value ETF (Cost $75,918)	730	77,103
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $15,243,185)		18,098,474
OTHER ASSETS AND LIABILITIES — 0.2%		29,789
TOTAL NET ASSETS — 100.0%		$18,128,263

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	12,831	USD	9,792	Morgan Stanley	12/30/16	(6)
USD	310,431	CAD	410,989	Morgan Stanley	12/30/16	(3,035)
USD	407,856	EUR	362,784	UBS AG	12/30/16	(1,346)
USD	10,153	EUR	9,002	UBS AG	12/30/16	(1)
GBP	2,667	USD	3,478	Credit Suisse AG	12/30/16	(15)
USD	149,962	GBP	115,183	Credit Suisse AG	12/30/16	386
USD	5,339	GBP	4,112	Credit Suisse AG	12/30/16	—
						(4,017)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	17,672,893	348,478	—
Exchange-Traded Funds	77,103	—	—
	17,749,996	348,478	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	386	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,403	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$15,505,798
Gross tax appreciation of investments	$2,819,688
Gross tax depreciation of investments	(227,012)
Net tax appreciation (depreciation) of investments	$2,592,676

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
September 30, 2016

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.0%
Aerospace and Defense — 0.9%
Textron, Inc.	235,964	9,379,569
Auto Components — 3.4%
Delphi Automotive plc	88,957	6,344,413
Johnson Controls International plc	642,041	29,874,168
		36,218,581
Automobiles — 1.1%
Honda Motor Co. Ltd. ADR	266,501	7,707,209
Thor Industries, Inc.	45,413	3,846,481
		11,553,690
Banks — 7.7%
Bank of Hawaii Corp.	102,798	7,465,191
BB&T Corp.	323,414	12,199,176
Comerica, Inc.	130,996	6,198,731
Commerce Bancshares, Inc.	215,667	10,623,756
M&T Bank Corp.	83,529	9,697,717
PNC Financial Services Group, Inc. (The)	140,541	12,661,339
SunTrust Banks, Inc.	140,319	6,145,972
UMB Financial Corp.	121,641	7,231,557
Westamerica Bancorporation	193,961	9,868,736
		82,092,175
Capital Markets — 6.3%
Ameriprise Financial, Inc.	81,147	8,096,036
Franklin Resources, Inc.	14,907	530,242
Invesco Ltd.	287,041	8,975,772
Northern Trust Corp.	474,867	32,286,207
State Street Corp.	148,410	10,333,788
T. Rowe Price Group, Inc.	105,009	6,983,099
		67,205,144
Commercial Services and Supplies — 1.8%
Clean Harbors, Inc.(1)	118,433	5,682,415
Republic Services, Inc.	265,766	13,407,895
		19,090,310
Containers and Packaging — 2.4%
Bemis Co., Inc.	56,275	2,870,588
Sonoco Products Co.	140,540	7,424,728
WestRock Co.	304,553	14,764,729
		25,060,045
Diversified Telecommunication Services — 0.9%
CenturyLink, Inc.	171,650	4,708,359
Level 3 Communications, Inc.(1)	102,878	4,771,482
		9,479,841
Electric Utilities — 4.9%
Edison International	232,926	16,828,904
Eversource Energy	87,785	4,756,191
PG&E Corp.	259,920	15,899,306

Xcel Energy, Inc.	366,018	15,057,981
		52,542,382
Electrical Equipment — 2.2%
Emerson Electric Co.	116,711	6,361,917
Hubbell, Inc.	105,030	11,315,932
Rockwell Automation, Inc.	43,859	5,365,710
		23,043,559
Electronic Equipment, Instruments and Components — 2.1%
Keysight Technologies, Inc.(1)	377,227	11,954,324
TE Connectivity Ltd.	164,735	10,605,639
		22,559,963
Energy Equipment and Services — 3.4%
Baker Hughes, Inc.	212,656	10,732,748
FMC Technologies, Inc.(1)	72,710	2,157,306
Frank's International NV	430,076	5,590,988
Halliburton Co.	244,530	10,974,506
National Oilwell Varco, Inc.	197,992	7,274,226
		36,729,774
Equity Real Estate Investment Trusts (REITs) — 5.6%
Boston Properties, Inc.	37,643	5,130,364
Empire State Realty Trust, Inc.	262,484	5,499,040
Host Hotels & Resorts, Inc.	317,698	4,946,558
MGM Growth Properties LLC, Class A	264,893	6,905,761
Piedmont Office Realty Trust, Inc., Class A	473,000	10,297,210
Welltower, Inc.	112,618	8,420,448
Weyerhaeuser Co.	564,462	18,028,916
		59,228,297
Food and Staples Retailing — 0.9%
Sysco Corp.	196,426	9,626,838
Food Products — 5.0%
ConAgra Foods, Inc.	331,738	15,628,177
General Mills, Inc.	123,627	7,897,293
J.M. Smucker Co. (The)	58,313	7,903,744
Kellogg Co.	81,456	6,310,396
Mead Johnson Nutrition Co.	48,023	3,794,297
Mondelez International, Inc., Class A	262,882	11,540,520
		53,074,427
Gas Utilities — 1.5%
Atmos Energy Corp.	93,158	6,937,477
Spire, Inc.	137,176	8,743,598
		15,681,075
Health Care Equipment and Supplies — 4.4%
Abbott Laboratories	188,630	7,977,163
Baxter International, Inc.	181,164	8,623,406
Becton Dickinson and Co.	14,649	2,632,865
Boston Scientific Corp.(1)	102,632	2,442,641
STERIS plc	95,620	6,989,822
Zimmer Biomet Holdings, Inc.	141,151	18,352,453
		47,018,350
Health Care Providers and Services — 3.1%
Cardinal Health, Inc.	65,419	5,083,056
LifePoint Health, Inc.(1)	304,703	18,047,559

Quest Diagnostics, Inc.	120,560	10,202,993
		33,333,608
Hotels, Restaurants and Leisure — 0.7%
Carnival Corp.	162,117	7,914,552
Household Durables — 0.8%
PulteGroup, Inc.	396,927	7,954,417
Industrial Conglomerates — 1.4%
Koninklijke Philips NV	493,934	14,623,606
Insurance — 6.8%
Aflac, Inc.	70,322	5,054,042
Allstate Corp. (The)	74,863	5,179,022
Brown & Brown, Inc.	218,153	8,226,550
Chubb Ltd.	115,219	14,477,267
MetLife, Inc.	164,604	7,313,356
ProAssurance Corp.	105,814	5,553,119
Reinsurance Group of America, Inc.	118,940	12,838,384
Torchmark Corp.	60,125	3,841,386
Unum Group	271,190	9,575,719
		72,058,845
Leisure Products — 0.8%
Mattel, Inc.	65,384	1,979,828
Polaris Industries, Inc.	79,576	6,162,365
		8,142,193
Machinery — 2.7%
Cummins, Inc.	58,591	7,508,437
Ingersoll-Rand plc	144,766	9,835,402
ITT, Inc.	65,760	2,356,838
Oshkosh Corp.	42,602	2,385,712
Parker-Hannifin Corp.	54,143	6,796,571
		28,882,960
Metals and Mining — 0.2%
Nucor Corp.	39,505	1,953,522
Multi-Utilities — 2.0%
Ameren Corp.	157,540	7,747,817
Consolidated Edison, Inc.	93,513	7,041,529
NorthWestern Corp.	121,389	6,983,509
		21,772,855
Multiline Retail — 0.8%
Target Corp.	126,928	8,717,415
Oil, Gas and Consumable Fuels — 10.0%
Anadarko Petroleum Corp.	220,633	13,979,307
Cimarex Energy Co.	37,844	5,085,098
Devon Energy Corp.	319,437	14,090,366
EQT Corp.	256,121	18,599,507
Imperial Oil Ltd.	792,293	24,784,256
Noble Energy, Inc.	403,553	14,422,984
Occidental Petroleum Corp.	181,116	13,206,979
Spectra Energy Partners LP	60,065	2,624,240
		106,792,737
Professional Services — 0.3%
IHS Markit Ltd.(1)	94,849	3,561,580
Road and Rail — 2.4%
CSX Corp.	470,607	14,353,514

Heartland Express, Inc.	605,258	11,427,271
		25,780,785
Semiconductors and Semiconductor Equipment — 4.5%
Applied Materials, Inc.	537,152	16,195,133
Lam Research Corp.	72,399	6,856,909
Maxim Integrated Products, Inc.	327,753	13,087,177
Teradyne, Inc.	555,270	11,982,727
		48,121,946
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	68,850	10,266,912
CST Brands, Inc.	239,789	11,531,453
		21,798,365
Technology Hardware, Storage and Peripherals — 0.5%
NetApp, Inc.	153,390	5,494,430
Textiles, Apparel and Luxury Goods — 0.5%
Ralph Lauren Corp.	56,614	5,725,940
Thrifts and Mortgage Finance — 1.0%
Capitol Federal Financial, Inc.	716,173	10,076,554
TOTAL COMMON STOCKS (Cost $874,340,742)		1,012,290,330
EXCHANGE-TRADED FUNDS — 2.4%
iShares Russell Mid-Cap Value ETF (Cost $22,529,388)	335,862	25,784,126
TEMPORARY CASH INVESTMENTS — 3.1%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.50%, 5/31/20, valued at $26,269,425), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $25,751,322)		25,751,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,534,645	7,534,645
TOTAL TEMPORARY CASH INVESTMENTS (Cost $33,285,645)		33,285,645
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $930,155,775)		1,071,360,101
OTHER ASSETS AND LIABILITIES — (0.5)%		(5,198,389)
TOTAL NET ASSETS — 100.0%		$1,066,161,712

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	20,875,385	CAD	27,637,548	Morgan Stanley	12/30/16	(204,119)
USD	12,317,832	EUR	10,956,585	UBS AG	12/30/16	(40,638)
USD	4,549,714	JPY	454,691,571	Credit Suisse AG	12/30/16	47,791
						(196,966)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	972,882,468	39,407,862	—
Exchange-Traded Funds	25,784,126	—	—
Temporary Cash Investments	7,534,645	25,751,000	—
	1,006,201,239	65,158,862	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	47,791	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	244,757	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$943,214,046
Gross tax appreciation of investments	$140,037,372
Gross tax depreciation of investments	(11,891,317)
Net tax appreciation (depreciation) of investments	$128,146,055

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
September 30, 2016

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.1%
Aerospace and Defense — 2.7%
Boeing Co. (The)	25,820	3,401,527
United Technologies Corp.	14,070	1,429,512
		4,831,039
Automobiles — 1.2%
Tesla Motors, Inc.(1)	11,030	2,250,451
Banks — 1.9%
JPMorgan Chase & Co.	37,510	2,497,791
U.S. Bancorp	22,000	943,580
		3,441,371
Beverages — 2.4%
Boston Beer Co., Inc. (The), Class A(1)	5,880	912,929
Constellation Brands, Inc., Class A	20,890	3,477,976
		4,390,905
Biotechnology — 8.3%
Alexion Pharmaceuticals, Inc.(1)	6,300	772,002
Celgene Corp.(1)	46,130	4,821,969
Gilead Sciences, Inc.	55,180	4,365,842
Ionis Pharmaceuticals, Inc.(1)	12,820	469,725
Kite Pharma, Inc.(1)	6,170	344,656
Regeneron Pharmaceuticals, Inc.(1)	9,470	3,807,129
Spark Therapeutics, Inc.(1)	7,830	470,270
		15,051,593
Capital Markets — 0.5%
T. Rowe Price Group, Inc.	13,570	902,405
Chemicals — 2.4%
Ecolab, Inc.	20,240	2,463,613
Monsanto Co.	18,720	1,913,184
		4,376,797
Electrical Equipment — 1.7%
Acuity Brands, Inc.	11,620	3,074,652
Energy Equipment and Services — 0.5%
Core Laboratories NV	7,880	885,160
Food and Staples Retailing — 1.8%
Costco Wholesale Corp.	21,720	3,312,517
Food Products — 1.1%
Mead Johnson Nutrition Co.	24,540	1,938,905
Health Care Equipment and Supplies — 2.6%
Intuitive Surgical, Inc.(1)	6,420	4,653,409
Health Care Providers and Services — 3.8%
Cigna Corp.	9,950	1,296,684
UnitedHealth Group, Inc.	39,790	5,570,600
		6,867,284
Health Care Technology — 0.5%
Cerner Corp.(1)	15,990	987,383

Hotels, Restaurants and Leisure — 2.8%
Starbucks Corp.	94,160	5,097,822
Insurance — 0.9%
MetLife, Inc.	37,880	1,683,008
Internet and Direct Marketing Retail — 6.0%
Amazon.com, Inc.(1)	11,200	9,377,872
Netflix, Inc.(1)	16,050	1,581,727
		10,959,599
Internet Software and Services — 12.5%
Alphabet, Inc., Class A(1)	7,140	5,740,988
Alphabet, Inc., Class C(1)	7,620	5,922,950
Baidu, Inc. ADR(1)	6,910	1,258,104
Facebook, Inc., Class A(1)	60,810	7,800,098
Tencent Holdings Ltd.	69,900	1,936,802
		22,658,942
IT Services — 6.7%
MasterCard, Inc., Class A	51,730	5,264,562
Visa, Inc., Class A	82,660	6,835,982
		12,100,544
Machinery — 5.0%
Cummins, Inc.	17,240	2,209,306
Donaldson Co., Inc.	16,390	611,839
Flowserve Corp.	27,540	1,328,530
WABCO Holdings, Inc.(1)	18,010	2,044,675
Wabtec Corp.	34,080	2,782,632
		8,976,982
Media — 5.0%
Scripps Networks Interactive, Inc., Class A	25,000	1,587,250
Time Warner, Inc.	50,140	3,991,645
Walt Disney Co. (The)	38,260	3,552,824
		9,131,719
Oil, Gas and Consumable Fuels — 1.2%
Concho Resources, Inc.(1)	6,120	840,582
EOG Resources, Inc.	13,190	1,275,605
		2,116,187
Personal Products — 1.9%
Estee Lauder Cos., Inc. (The), Class A	37,940	3,359,966
Pharmaceuticals — 2.1%
Eli Lilly & Co.	18,980	1,523,335
Pfizer, Inc.	66,210	2,242,533
		3,765,868
Professional Services — 1.3%
Nielsen Holdings plc	45,720	2,449,220
Road and Rail — 0.7%
J.B. Hunt Transport Services, Inc.	15,790	1,281,201
Semiconductors and Semiconductor Equipment — 1.7%
Linear Technology Corp.	30,950	1,835,026
Xilinx, Inc.	21,850	1,187,329
		3,022,355
Software — 4.2%
Microsoft Corp.	60,980	3,512,448
salesforce.com, Inc.(1)	44,150	3,149,219

Splunk, Inc.(1)	14,700	862,596
		7,524,263
Specialty Retail — 3.4%
O'Reilly Automotive, Inc.(1)	9,520	2,666,647
TJX Cos., Inc. (The)	46,310	3,463,062
		6,129,709
Technology Hardware, Storage and Peripherals — 8.6%
Apple, Inc.	137,600	15,555,680
Textiles, Apparel and Luxury Goods — 3.2%
NIKE, Inc., Class B	66,020	3,475,953
Under Armour, Inc., Class A(1)	21,870	845,932
Under Armour, Inc., Class C(1)	44,100	1,493,226
		5,815,111
Tobacco — 1.5%
Philip Morris International, Inc.	28,550	2,775,631
TOTAL COMMON STOCKS (Cost $83,476,777)		181,367,678
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Growth ETF (Cost $398,772)	3,900	406,263
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/26, valued at $788,563), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $772,010)		772,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	226,795	226,795
TOTAL TEMPORARY CASH INVESTMENTS (Cost $998,795)		998,795
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $84,874,344)		182,772,736
OTHER ASSETS AND LIABILITIES — (0.8)%		(1,533,837)
TOTAL NET ASSETS — 100.0%		$181,238,899

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	179,430,876	1,936,802	—
Exchange-Traded Funds	406,263	—	—
Temporary Cash Investments	226,795	772,000	—
	180,063,934	2,708,802	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$86,328,864
Gross tax appreciation of investments	$96,928,185
Gross tax depreciation of investments	(484,313)
Net tax appreciation (depreciation) of investments	$96,443,872

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
September 30, 2016

VP Value - Schedule of Investments
SEPTEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.7%
Aerospace and Defense — 1.1%
Textron, Inc.	113,811	4,523,987
United Technologies Corp.	47,100	4,785,360
		9,309,347
Auto Components — 0.9%
Johnson Controls International plc	173,071	8,052,994
Automobiles — 1.3%
General Motors Co.	244,164	7,757,090
Honda Motor Co. Ltd.	136,100	3,918,327
		11,675,417
Banks — 12.9%
Bank of America Corp.	1,051,510	16,456,131
BB&T Corp.	196,730	7,420,656
BOK Financial Corp.	32,110	2,214,627
Comerica, Inc.	86,357	4,086,413
Commerce Bancshares, Inc.	75,013	3,695,140
Cullen/Frost Bankers, Inc.	29,990	2,157,481
JPMorgan Chase & Co.	343,449	22,870,269
M&T Bank Corp.	34,914	4,053,515
PNC Financial Services Group, Inc. (The)	119,002	10,720,890
U.S. Bancorp	353,382	15,156,554
UMB Financial Corp.	51,030	3,033,734
Wells Fargo & Co.	473,932	20,985,709
		112,851,119
Beverages — 0.2%
PepsiCo, Inc.	14,081	1,531,590
Biotechnology — 0.3%
AbbVie, Inc.	43,420	2,738,499
Capital Markets — 3.7%
Charles Schwab Corp. (The)	55,800	1,761,606
Franklin Resources, Inc.	122,265	4,348,966
Goldman Sachs Group, Inc. (The)	44,976	7,253,280
Northern Trust Corp.	154,597	10,511,050
State Street Corp.	122,730	8,545,690
		32,420,592
Commercial Services and Supplies — 0.6%
Republic Services, Inc.	109,640	5,531,338
Communications Equipment — 1.8%
Cisco Systems, Inc.	506,313	16,060,248
Containers and Packaging — 0.2%
Sonoco Products Co.	35,371	1,868,650
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class A(1)	50	10,811,000
Berkshire Hathaway, Inc., Class B(1)	34,364	4,964,567
		15,775,567
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	332,664	13,509,485

CenturyLink, Inc.	163,338	4,480,361
		17,989,846
Electric Utilities — 1.6%
Edison International	105,628	7,631,623
PG&E Corp.	108,969	6,665,634
		14,297,257
Electrical Equipment — 1.3%
Emerson Electric Co.	164,280	8,954,903
Hubbell, Inc.	20,170	2,173,116
		11,128,019
Electronic Equipment, Instruments and Components — 1.8%
Keysight Technologies, Inc.(1)	209,638	6,643,428
TE Connectivity Ltd.	139,580	8,986,161
		15,629,589
Energy Equipment and Services — 3.5%
Baker Hughes, Inc.	51,200	2,584,064
FMC Technologies, Inc.(1)	139,590	4,141,635
Halliburton Co.	117,696	5,282,197
Helmerich & Payne, Inc.	50,221	3,379,873
National Oilwell Varco, Inc.	61,700	2,266,858
Schlumberger Ltd.	164,730	12,954,367
		30,608,994
Equity Real Estate Investment Trusts (REITs) — 0.6%
Corrections Corp. of America	138,535	1,921,481
Weyerhaeuser Co.	98,980	3,161,421
		5,082,902
Food and Staples Retailing — 1.9%
Sysco Corp.	91,606	4,489,610
Wal-Mart Stores, Inc.	170,568	12,301,364
		16,790,974
Food Products — 2.3%
ConAgra Foods, Inc.	112,813	5,314,621
Kellogg Co.	57,157	4,427,953
Mondelez International, Inc., Class A	244,076	10,714,936
		20,457,510
Health Care Equipment and Supplies — 4.4%
Abbott Laboratories	189,640	8,019,876
Boston Scientific Corp.(1)	130,596	3,108,185
Medtronic plc	138,227	11,942,813
STERIS plc	53,342	3,899,300
Zimmer Biomet Holdings, Inc.	87,374	11,360,367
		38,330,541
Health Care Providers and Services — 2.6%
Cardinal Health, Inc.	31,300	2,432,010
Cigna Corp.	26,970	3,514,730
Express Scripts Holding Co.(1)	66,177	4,667,464
Humana, Inc.	18,580	3,286,616
LifePoint Health, Inc.(1)	157,035	9,301,183
		23,202,003
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	92,594	4,520,439

Household Products — 2.8%
Procter & Gamble Co. (The)	271,976	24,409,846
Industrial Conglomerates — 3.5%
General Electric Co.	906,004	26,835,839
Koninklijke Philips NV	119,285	3,531,599
		30,367,438
Insurance — 3.7%
Aflac, Inc.	53,895	3,873,434
Chubb Ltd.	65,239	8,197,280
MetLife, Inc.	190,079	8,445,210
Reinsurance Group of America, Inc.	64,706	6,984,365
Unum Group	145,070	5,122,422
		32,622,711
Leisure Products — 0.7%
Mattel, Inc.	89,449	2,708,516
Polaris Industries, Inc.	41,941	3,247,911
		5,956,427
Machinery — 0.3%
Cummins, Inc.	20,000	2,563,000
Media — 0.4%
Discovery Communications, Inc., Class A(1)	125,875	3,388,555
Metals and Mining — 0.4%
BHP Billiton Ltd.	216,030	3,737,331
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management, Inc.	250,984	2,635,332
Multi-Utilities — 0.4%
Ameren Corp.	78,150	3,843,417
Multiline Retail — 0.7%
Target Corp.	93,137	6,396,649
Oil, Gas and Consumable Fuels — 15.1%
Anadarko Petroleum Corp.	139,286	8,825,161
Apache Corp.	40,988	2,617,904
Chevron Corp.	209,920	21,604,966
Cimarex Energy Co.	39,083	5,251,583
ConocoPhillips	214,440	9,321,707
Devon Energy Corp.	177,654	7,836,318
EOG Resources, Inc.	62,852	6,078,417
EQT Corp.	122,799	8,917,663
Exxon Mobil Corp.	184,368	16,091,639
Imperial Oil Ltd.	122,589	3,834,790
Noble Energy, Inc.	302,775	10,821,178
Occidental Petroleum Corp.	173,368	12,641,995
Royal Dutch Shell plc, B Shares	115,250	2,990,287
TOTAL SA	328,341	15,562,421
		132,396,029
Pharmaceuticals — 8.2%
Allergan plc(1)	30,160	6,946,150
Johnson & Johnson	166,991	19,726,647
Merck & Co., Inc.	283,122	17,669,644
Pfizer, Inc.	656,429	22,233,250
Teva Pharmaceutical Industries Ltd. ADR	106,550	4,902,365
		71,478,056

Road and Rail — 2.1%
CSX Corp.	112,575	3,433,538
Heartland Express, Inc.	386,968	7,305,956
Norfolk Southern Corp.	36,670	3,559,190
Werner Enterprises, Inc.	163,100	3,795,337
		18,094,021
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	159,054	4,795,478
Intel Corp.	426,697	16,107,812
QUALCOMM, Inc.	107,770	7,382,245
Teradyne, Inc.	171,288	3,696,395
		31,981,930
Software — 2.8%
Dell Technologies, Inc. - VMware, Inc., Class V(1)	46,203	2,208,503
Microsoft Corp.	189,601	10,921,018
Oracle Corp.	293,873	11,543,331
		24,672,852
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	53,665	8,002,525
CST Brands, Inc.	197,351	9,490,609
Lowe's Cos., Inc.	48,448	3,498,430
		20,991,564
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc.	29,938	3,384,491
Hewlett Packard Enterprise Co.	128,657	2,926,947
HP, Inc.	128,657	1,998,043
		8,309,481
Textiles, Apparel and Luxury Goods — 0.9%
Coach, Inc.	121,660	4,447,890
Ralph Lauren Corp.	33,530	3,391,224
		7,839,114
TOTAL COMMON STOCKS (Cost $751,125,810)		847,537,188
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Value ETF (Cost $3,614,599)	33,710	3,560,450
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, Fixed Income Clearing Corp.,(collateralized by various U.S. Treasury obligations, 1.50%, 5/31/20, valued at $18,954,731),at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $18,583,232)		18,583,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,437,537	5,437,537
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,020,537)		24,020,537
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $778,760,946)		875,118,175
OTHER ASSETS AND LIABILITIES — 0.2%		1,631,691
TOTAL NET ASSETS — 100.0%		$876,749,866

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,668,880	AUD	3,491,585	Credit Suisse AG	12/30/16	1,790
USD	105,204	AUD	137,719	Credit Suisse AG	12/30/16	5
USD	2,769,510	CAD	3,666,637	Morgan Stanley	12/30/16	(27,080)
USD	117,149	CAD	153,543	Morgan Stanley	12/30/16	40
USD	14,192,663	EUR	12,624,229	UBS AG	12/30/16	(46,823)
USD	108,916	GBP	83,844	Credit Suisse AG	12/30/16	35
USD	2,166,343	GBP	1,663,922	Credit Suisse AG	12/30/16	5,573
USD	3,005,405	JPY	300,355,688	Credit Suisse AG	12/30/16	31,569
						(34,891)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	813,962,433	33,574,755	—
Exchange-Traded Funds	3,560,450	—	—
Temporary Cash Investments	5,437,537	18,583,000	—
	822,960,420	52,157,755	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	39,012	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	73,903	—

3. Federal Tax Information

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$785,601,969
Gross tax appreciation of investments	$115,210,563
Gross tax depreciation of investments	(25,694,357)
Net tax appreciation (depreciation) of investments	$89,516,206

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 23, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 23, 2016